As filed with the Securities and Exchange Commission on February 27, 1998
                                    1933 Act Registration No. 33-62872
                                    1940 Act Registration No. 811-7724

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [  X  ]
                                                                   -----

            Pre-Effective Amendment No.   [     ]     [     ]
            Post-Effective Amendment No.  [  6  ]     [  X  ]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [  X  ]

            Amendment No.                 [  6  ]     [  X  ]
                                           -----       -----

                        (Check Appropriate Box or Boxes)

                         NEUBERGER & BERMAN INCOME TRUST
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                   (Address of Principal Executive Offices)
      Registrant's Telephone Number, Including Area Code: (212) 476-8800

                         Theodore P. Giuliano, President
                         Neuberger & Berman Income Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of Agents for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_x_  on March 2, 1998 pursuant to paragraph (b)
___  60 days after  filing  pursuant  to  paragraph (a)(1)
___  on _____________ pursuant to  paragraph  (a)(1)
___  75 days after  filing  pursuant to paragraph (a)(2)
___  on __________ pursuant to paragraph (a)(2)

      The public offering of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.

      Neuberger  &  Berman  Income  Trust  is  a   "master/feeder   fund."  This
Post-Effective Amendment No. 6 includes a signature page for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                               Page _____ of _____
                               Exhibit Index
                               Begins on Page _____

                         NEUBERGER & BERMAN INCOME TRUST

             CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6 ON FORM N-1A


      This Post-Effective Amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 6 on Form N-1A

Cross Reference Sheet

NEUBERGER & BERMAN LIMITED MATURITY BOND TRUST

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

Signature Pages

                         NEUBERGER & BERMAN INCOME TRUST
             CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6 ON FORM N-1A
                              CROSS REFERENCE SHEET

             This cross reference sheet relates to the Prospectus
                  and Statement of Additional Information for
                Neuberger & Berman Limited Maturity Bond Trust

            Form N-1A Item No.               Caption In Part A Prospectus

Item 1.     Cover Page                       Front Cover Page

Item 2.     Synopsis                         Expense Information; Summary

Item 3.     Condensed Financial              Financial Highlights;
                                             Information Performance
                                             Information

Item 4.     General Description of           Investment Programs; Description
            Registrant                       of Investments; Special
                                             Information Regarding
                                             Organization, Capitalization,
                                             and Other Matters

Item 5.     Management of the Fund           Management and Administration;
                                             Back Cover Page

Item 6.     Capital Stock and Other          Front Cover Page; Dividends,
            Securities                       Other Distributions, and Taxes;
                                             Special Information Regarding
                                             Organization, Capitalization,
                                             and Other Matters

Item 7.     Purchase of Securities Being     Shareholder Services; Share
            Offered                          Prices and Net Asset Value;
                                             Management and Administration

Item 8.     Redemption or Repurchase         Shareholder Services; Share
                                             Prices and Net Asset Value

Item 9.     Pending Legal Proceedings        Not Applicable

            Form N-1A Item No.         Caption in Part B Statement of
                                       Additional Information

Item 10.    Cover Page                 Cover Page

Item 11.    Table of Contents          Table of Contents

Item 12.    General Information and    Not Applicable
            History

Item 13.    Investment Objectives and  Investment Information; Certain Risk
            Policies                   Considerations

Item 14.    Management of the Fund     Trustees And Officers

Item 15.    Control Persons and        Control Persons And Principal Holders
            Principal Holders of       of Securities
            Securities

Item 16.    Investment Advisory and    Investment Management and
            Other Services             Administration Services; Trustees And
                                       Officers; Distribution Arrangements;
                                       Reports To Shareholders; Custodian And
                                       Transfer Agent; Independent Auditors

Item 17.    Brokerage Allocation       Portfolio Transactions

Item 18.    Capital Stock and Other    Investment Information;  Additional
            Securities                 Redemption Information; Dividends and
                                       Other Distributions

Item 19.    Purchase, Redemption and   Distribution Arrangements; Additional
            Pricing of Securities      Exchange Information; Additional
            Being Offered              Redemption Information

Item 20.    Tax Status                 Dividends and Other Distributions;
                                       Additional Tax Information

Item 21.    Underwriters               Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 22.    Calculation of             Performance Information
            Performance Data

Item 23.    Financial Statements       Financial Statements


                                     PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 6.

            Neuberger&Berman

LIMITED MATURITY BOND TRUST


--------------------------------

            A No-Load Bond Fund

--------------------------------------------------------------------------------


    YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH
NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").

--------------------------------------------------------------------------------

    The above-named fund ("Fund"), which is a series of Neuberger&Berman Income Trust ("Income Trust"), invests all of its net investable assets in a portfolio (the "Portfolio") of Income Managers Trust ("Managers Trust"), an open-end management investment company managed by N&B Management. The Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. The investment performance of the Fund directly corresponds with the investment performance of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Summary" on page 3 and "Information Regarding Organization, Capitalization, and Other Matters" on page 23.


    The Fund is a no-load mutual fund, so there are no sales commissions or other charges when buying or redeeming shares. The Fund does not pay "12b-1 fees" to promote or distribute its shares. The Fund declares income dividends daily and pays them monthly.


    Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated March 2, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.



                         PROSPECTUS DATED MARCH 2, 1998


    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


     SUMMARY                     3
The Fund and Portfolio           3
Risk Factors                     4
Management                       4
     EXPENSE INFORMATION         5
Shareholder Transaction
 Expenses                        5
Annual Fund Operating
 Expenses                        5
Example                          6
     FINANCIAL HIGHLIGHTS        7
Selected Per Share Data and
 Ratios                          7
Limited Maturity Bond Trust      8
     INVESTMENT PROGRAM         10
Short-Term Trading;
 Portfolio Turnover             11
Ratings of Debt Securities      11
Borrowings                      12
Other Investments               13
Duration                        13
     PERFORMANCE INFORMATION    14
Yield                           14
Total Return                    14
Yield and Total Return
 Information                    14
     SHAREHOLDER SERVICES       15
How to Buy Shares               15
How to Sell Shares              15
Exchanging Shares               16
     SHARE PRICES AND NET
     ASSET VALUE                17
     DIVIDENDS, OTHER
     DISTRIBUTIONS, AND
     TAXES                      18
Distribution Options            18
Taxes                           18
     MANAGEMENT AND
     ADMINISTRATION             20
Trustees and Officers           20
Investment Manager,
 Administrator, Distributor,
 and Sub-Adviser                20
Expenses                        21
Transfer Agent                  22
     INFORMATION REGARDING
     ORGANIZATION,
     CAPITALIZATION, AND
     OTHER MATTERS              23
The Fund                        23
The Portfolio                   24
     DESCRIPTION OF
     INVESTMENTS                26
     OTHER INFORMATION          32
Directory                       32
Funds Eligible For Exchange     32

SUMMARY

-----------------------------------

            The Fund and Portfolio

--------------------------------------------------------------------------------


    The Fund is a series of the Trust and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:


                                  SHAREHOLDERS

                                            BUY SHARES IN
                                       -
                                       .
                                      FUND

                                            INVESTS IN
                                       -
                                       .
                                   PORTFOLIO

                                            INVESTS IN
                                       -
                                       .

                               DEBT SECURITIES &
                                OTHER SECURITIES



    The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 23.


    The following table is a summary highlighting features of the Fund and the Portfolio. Please see "Investment Program" on page 10. Of course, there can be no assurance that the Fund will meet its investment objective.

NEUBERGER&BERMAN    INVESTMENT          PRINCIPAL           OTHER
INCOME TRUST        OBJECTIVE           PORTFOLIO           INFORMATION
                                        INVESTMENTS
------------------------------------------------------------------------------
LIMITED             Highest current     Debt securities,    Potential price
MATURITY            income consistent   primarily           fluctuation;
                    with low risk to    investment grade;   maximum dollar-
                    principal and       maximum 10% below   weighted average
                    liquidity; and      investment grade,   duration of four
                    secondarily, total  but no lower than   years.
                    return.             B*.
                    -                   -                   -



*Securities that are below investment grade will be purchased only if, at the time of purchase, they are rated B or higher by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") or, if unrated by either of those entities, deemed by N&B Management to be of comparable quality. See page 11.


-------------------
            Risk Factors
--------------------------------------------------------------------------------

    An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. The Portfolio invests in fixed income securities, which are likely to decline in value in times of rising market interest rates and to rise in value in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. The value of debt securities is also affected by the creditworthiness of the issuer. Special risk factors apply to investments in debt securities rated below investment grade, foreign securities, options and futures contracts and zero coupon bonds. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 10 and "Description of Investments" on page 26.


-------------------
            Management
--------------------------------------------------------------------------------

    N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Fund and Portfolio and acts as distributor of Fund shares. See "Management and Administration" on page
20. If you want to know how to buy and sell shares of the Fund or exchange them for shares of other Neuberger&Berman Funds(R) made available through an Institution, see "Shareholder Services -- How to Buy Shares" on page 15, "Shareholder Services -- How to Sell Shares" on page 15, "Shareholder
Services -- Exchanging Shares" on page 16, and the policies of the Institution through which you are purchasing shares.

EXPENSE INFORMATION


    This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.


------------------------------------------------

            Shareholder Transaction Expenses

--------------------------------------------------------------------------------

    As shown by this table, the Fund imposes no transaction charges when you buy or sell Fund shares.


    Sales Charge Imposed on Purchases                    NONE
    Sales Charge Imposed on Reinvested Dividends         NONE
    Deferred Sales Charges                               NONE
    Redemption Fees                                      NONE
    Exchange Fees                                        NONE

----------------------------------------------------------
           Annual Fund Operating Expenses
            (as a percentage of average daily net assets)
--------------------------------------------------------------------------------


    The following table shows annual operating expenses for the Fund which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the operating expenses of the Portfolio ("Total Operating Expenses"). "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.


    The Fund pays N&B Management an administration fee based on the Fund's average daily net assets. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. "Management and Administration Fees" in the following table are based upon administration fees incurred by the Fund and management fees incurred by the Portfolio during the past fiscal year. For more information, see "Management and Administration" and the SAI.



    The Fund and Portfolio incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). Other Expenses in the following table are based on the Fund's and Portfolio's expenses for the past fiscal year. All expenses are factored into the Fund's share prices and dividends and are not charged directly to Fund shareholders.

     NEUBERGER&BERMAN          MANAGEMENT AND      12b-1      OTHER     TOTAL OPERATING
       INCOME TRUST         ADMINISTRATION FEES     FEES    EXPENSES*      EXPENSES*
---------------------------------------------------------------------------------------
LIMITED MATURITY                    0.75%           None      0.05%          0.80%


*Reflects N&B Management's expense reimbursement undertaking described below.

    The previous table reflects N&B Management's voluntary undertaking to reimburse the Fund for its Total Operating Expenses and pro rata share of its corresponding Portfolio's Total Operating Expenses which, in the aggregate, exceed 0.80% per annum of the Fund's average daily net assets. Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. Absent the reimbursement, Other Expenses would be 0.49%, and Total Operating Expenses would be 1.24% per annum of the average daily net assets of the Fund based upon the Fund's expenses for its 1997 fiscal year.


    For more information, see "Expenses" on page 21.


--------------------
            Example
--------------------------------------------------------------------------------

    To illustrate the effect of Total Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


            NEUBERGER&BERMAN
              INCOME TRUST                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------
LIMITED MATURITY                            $ 8        $ 26        $ 44         $99

    The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

--------------------------------------------------
            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

    The financial information in the following tables is for the Fund as of October 31, 1997, and the prior periods. This information has been audited by the Fund's independent auditors. You may obtain, at no cost, further information about the performance of the Fund in its annual report to shareholders. The auditors' reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for a free copy of the annual report and up-to-date information. Also, see "Performance Information."

FINANCIAL HIGHLIGHTS
Neuberger&Berman

----------------------------------------
            Limited Maturity Bond Trust
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.(7)



                                                                                                                   Period from
                                                                                                                    August 30,
                                                                                                                     1993(1)
                                                                             Year Ended October 31,               to October 31,
                                                                    1997         1996        1995        1994          1993
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                                  $9.53        $9.61       $9.43       $9.97        $10.00
                                                                   ------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                               .60          .57         .58         .54           .08
  Net Gains or Losses on Securities (both realized and
    unrealized)                                                       .04         (.08)        .18        (.54)         (.03)
                                                                   ------------------------------------------------------------
      Total From Investment Operations                                .64          .49         .76          --           .05
                                                                   ------------------------------------------------------------
Less Distributions
  Dividends (from net investment income)                             (.60)        (.57)       (.58)       (.54)         (.08)
                                                                   ------------------------------------------------------------
Net Asset Value, End of Year                                        $9.57        $9.53       $9.61       $9.43        $ 9.97
                                                                   ------------------------------------------------------------
Total Return(2)                                                     +6.88%       +5.29%      +8.36%      -0.01%        +0.55%(3)
                                                                   ------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)                             $37.4        $21.2       $11.9       $ 6.7        $  0.1
                                                                   ------------------------------------------------------------
  Ratio of Gross Expenses to Average Net Assets(4)                    .80%         .81%        .77%         --            --
                                                                   ------------------------------------------------------------
  Ratio of Net Expenses to Average Net Assets(5)                      .80%         .80%        .77%        .70%          .65%(6)
                                                                   ------------------------------------------------------------
  Ratio of Net Investment Income to Average Net Assets(5)            6.25%        6.06%       6.16%       5.72%         4.99%(6)
                                                                   ------------------------------------------------------------


See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS

1)The date investment operations commenced.

2)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total returns would have been lower if N&B Management had not reimbursed certain expenses.

3)Not annualized.

4)For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. These ratios reflect the reimbursement of certain expenses.


5)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:



                                                                             Period from
                                                                           August 30, 1993
            NEUBERGER&BERMAN                  Year Ended October 31,       to October 31,
       LIMITED MATURITY BOND TRUST         1997    1996    1995    1994         1993
---------------------------------------------------------------------------------------
Net Expenses                               1.24%   1.91%   2.18%   2.50%        2.50%
                                           ----------------------------
Net Investment Income                      5.81%   4.95%   4.75%   3.92%        3.14%
                                           ----------------------------



6)Annualized.


7)Because the Fund invests only in the Portfolio and that Portfolio (rather than the Fund) engages in securities transactions, the Fund does not calculate a portfolio turnover rate. The portfolio turnover rates for the Portfolio were as follows:



                                                                      Period from
                                                                     July 2, 1993
                                                                     (Commencement
                                                                    of Operations)
                                         Year Ended October 31,     to October 31,
                                        1997   1996   1995   1994        1993
-----------------------------------------------------------------------------------
Neuberger&Berman
  LIMITED MATURITY Bond Portfolio       89%    169%   88%    102%         71%

INVESTMENT PROGRAM



    The investment policies and limitations of the Fund are identical to those of the Portfolio. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 26.


    Investment policies and limitations of the Fund and the Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.


    The investment objective of the Fund and Portfolio is not fundamental. There can be no assurance that the Fund or Portfolio will achieve its objective. The Fund, by itself, does not represent a comprehensive investment program.


    Additional investment techniques, features, and limitations concerning the Portfolio's investment programs are described in the SAI.

    The value of fixed income securities is likely to rise in times of falling market interest rates and fall in times of rising interest rates. Investments in shorter-term income securities normally are less affected by interest rate changes than are investments in longer-term securities. The value of income securities is also affected by changes in the creditworthiness of the issuer.


    The investment objective of the Fund and Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return.



    Neuberger&Berman LIMITED MATURITY Bond Portfolio seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends. The Portfolio invests in a diversified portfolio consisting primarily of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporations, and others. The dollar-weighted average duration of the Portfolio will not exceed four years, although the Portfolio may invest in individual securities of any duration. The Portfolio's dollar-weighted average portfolio maturity may range up to five years. Securities, in which the Portfolio may invest, include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency Securities, and foreign investments. The Portfolio may invest up to 10% of its net assets in fixed income securities that are below investment grade, including unrated securities deemed by N&B Management to be of comparable quality. The Portfolio will not invest in such securities unless, at the time of purchase, they are rated at least B by Moody's or S&P, or if unrated by either of those entities, deemed by N&B Management to be of comparable quality. For information on the risks associated with investments in securities rated below investment grade, see "Ratings of Debt Securities." The Portfolio may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities. The Portfolio may invest up to 5% of its net assets in municipal securities when N&B Management believes such securities may outperform other available issues.


-----------------------------------------------------
            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------

    Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, it may sell portfolio securities prior to maturity when N&B Management believes that such action is advisable. See "Notes to Financial Highlights" for more information about the portfolio turnover rates of the Portfolio. Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by the corresponding Fund) and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions, and Taxes" on page 18 and the SAI.


----------------------------------------

            Ratings of Debt Securities

--------------------------------------------------------------------------------


    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO") in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by N&B Management to be of comparable quality. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.



    LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting the Portfolio's holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associated risks.

    The following table shows the ratings of debt securities held by the Portfolio during the fiscal year ended October 31, 1997. The percentages in each category represent the average of dollar-weighted month-end holdings during the period. These percentages are historical only and are not necessarily representative of the ratings of current and future holdings. During this period, the Portfolio did not invest in any unrated corporate securities.



                                         MOODY'S                       S&P
                                       (AS A % OF                  (AS A % OF
                                      INVESTMENTS)                INVESTMENTS)
       INVESTMENT GRADE           RATING        AVERAGE       RATING        AVERAGE
-----------------------------------------------------------------------------------
Treasury/Agency*                  TSY/AGY        15.26%       TSY/AGY        15.26%
Highest quality                     Aaa          17.91%         AAA          17.91%
High quality                        Aa            4.38%         AA            1.81%
Upper-medium grade                   A           19.99%          A           24.05%
Medium grade                        Baa          25.58%         BBB          29.07%
LOWER QUALITY**
Moderately speculative              Ba           12.81%         BB            6.92%
Speculative                          B            3.94%          B            4.85%
Highly speculative                  Caa             --          CCC             --
Poor quality                        Ca              --          CC              --
Lowest quality, no interest          C              --           C              --
In default, in arrears              --              --           D              --
TOTAL                                            99.87%+                     99.87%+



 * U.S. Government and Agency Securities are not rated by Moody's or S&P.


** Includes securities rated investment grade by other NRSROs.


 + Moody's and S&P did not rate every security purchased during this period.



    Further information regarding the ratings assigned to securities purchased by the Portfolio, and the meanings of those ratings, is included in the SAI and the Fund's annual report.


-----------------
            Borrowings
--------------------------------------------------------------------------------


    The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). As a nonfundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.

--------------------------
            Other Investments
--------------------------------------------------------------------------------

    For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash or cash equivalents, commercial paper, U.S. Government and Agency Securities and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, and may adopt shorter than normal weighted average maturities or durations.


--------------
            Duration
--------------------------------------------------------------------------------
    Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including interest payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity, and call features into one measure. Duration, therefore, provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.

    Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Portfolio's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

    There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.

PERFORMANCE INFORMATION


    The Fund's performance can be measured as YIELD or as TOTAL RETURN. The Portfolio invests in various kinds of fixed income securities, so its performance is related to changes in interest rates. Generally, investments in shorter-term income securities are less affected by interest rate changes than are investments in longer-term income securities. For this reason, longer-term bond funds usually have higher yields and carry more interest-rate risk than shorter-term bond funds. The creditworthiness of issuers of income securities also affects risk; for example, U.S. Government and Agency Securities are generally considered to have less credit risk than investment grade bonds.


    The table under "Summary -- The Fund and Portfolio" shows the investment objective and principal types of investments for the Fund and Portfolio. For more detailed information, see "Investment Program" and "Description of Investments." Further information regarding the Fund's performance is presented in its annual report to shareholders, which is available without charge by calling 800-877-9700.

    Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

------------------
            Yield
--------------------------------------------------------------------------------

    YIELD refers to the income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. EFFECTIVE YIELD is yield assuming that all distributions are reinvested.

-------------------------
            Total Return
--------------------------------------------------------------------------------

    TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices from the beginning to the end of a period.

    An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This evens out year-to-year variations in actual performance.


-----------------------------------------------
            Yield and Total Return Information
--------------------------------------------------------------------------------

    You can obtain current performance information about the Fund by calling N&B Management at 800-877-9700. N&B Management may from time to time reimburse the Fund for certain expenses, which has the effect of increasing its yields and total returns.

SHAREHOLDER SERVICES

---------------------------
            How to Buy Shares
--------------------------------------------------------------------------------


    YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION. N&B Management and the Fund do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.


    Each Institution will establish its own procedures for the purchase of Fund shares including minimum initial and additional investments for shares of the Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Investors should consult their Institution to determine the time by which it must receive an order so that Fund shares can be purchased at that day's price. Prices for Fund shares are usually calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time. An Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when an investor has no access to that Institution to buy shares.

    Other Information:


    ----- An Institution must pay for shares it purchases on its clients' behalf in U.S. dollars.




    ----- The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders through an exchange of shares. See "Shareholder
          Services -- Exchanging Shares."



    ----- The Fund does not issue certificates for shares.


    ----- Some Institutions may charge their clients a fee in connection with purchases of Fund shares.

---------------------------
            How to Sell Shares
--------------------------------------------------------------------------------

    You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares and the payment of redemption proceeds. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Investors should consult their Institution to determine the time by which it must receive an order so that Fund shares can be sold at that day's price. Prices for shares of the Fund are usually calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time. An Institution may be closed on days when the NYSE is open. As a result, prices for shares of the Fund may be significantly affected on days when an investor has no access to that Institution to sell shares.

    Other Information:


    ----- Redemption proceeds will be paid to Institutions as agreed with N&B
          Management, but in any case within three business days (under unusual circumstances the Fund may take longer, as permitted by law). An Institution may not follow the same procedures for payment of redemption proceeds to its clients.




    ----- The Fund may suspend redemptions or postpone payments on days when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.


    ----- Some Institutions may charge their clients a fee in connection with redemptions of Fund shares.

---------------------------
            Exchanging Shares
--------------------------------------------------------------------------------

    Through an account with an Institution, you may be able to exchange shares of the Fund for shares of another Neuberger&Berman Fund. Each Institution will establish its own exchange policy and procedures. Shares are exchanged at the next price calculated on a day the NYSE is open, after the exchange order is received and accepted by an Institution.


    ----- Shares can be exchanged ONLY between accounts registered in the same name, address, and taxpayer ID number of the Institution.

    ----- An exchange can be made only into a mutual fund whose shares are eligible for sale in the state where the Institution is located.

    ----- An exchange may have tax consequences.



    ----- The Fund may refuse any exchange orders from any Institution if, for any reason, they are deemed not to be in the best interests of the Fund and its shareholders.




    ----- The Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.

SHARE PRICES AND NET ASSET VALUE


    The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.



    The Portfolio values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Portfolio periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.


    If N&B Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES


    The Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions and any net gains from foreign currency transactions earned or realized by the Portfolio. Income dividends are declared daily for the Fund at the time its NAV is calculated and are paid monthly, and net capital and foreign currency gains, if any, are normally distributed annually in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. Income dividends will accrue beginning on the day after an investor's purchase order is converted to "federal funds."


---------------------------------
            Distribution Options
--------------------------------------------------------------------------------


    REINVESTMENT IN SHARES. All dividends and other distributions, if any, paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless an Institution elects to receive them in cash. Dividends are reinvested at the Fund's per share NAV on the last business day of each month. Each other distribution is reinvested at the Fund's per share NAV, usually as of the date the distribution is payable.


    DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

------------------
            Taxes
--------------------------------------------------------------------------------

    An investment has certain tax consequences, depending on the type of account through which the investment is made. FOR AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.


    TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and generally also are subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.


    For federal income tax purposes, income dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long an investor has owned Fund shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before an investor bought Fund shares.

    Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to the Fund's distributions of net capital gain depending on the Portfolio's holding periods for the securities it sold that generated the gain. The Portfolio may invest in municipal securities. Any distributions of income derived from these securities, however, are not tax-exempt, because the Portfolio does not invest the percentage of its assets in municipal securities required under federal tax law in order for the Fund to be eligible to distribute tax-free income.


    Every January, the Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid in cash or reinvested in Fund shares for the previous year. Each Institution will also receive information showing (1) the portion, if any, of those distributions that generally is not subject to state and local income taxes in certain states and
(2) capital gain distributions broken down in a manner that will enable investors or their tax advisers to determine the appropriate rate of capital gains tax on such distributions.



    TAXES ON REDEMPTIONS. Capital gains realized on redemption of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds, are subject to tax. A capital gain or loss generally is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold. Capital gain on shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the capital gains rate applicable to an investor's holding period and tax bracket (for non-corporate taxpayers).


    When an Institution sells Fund shares, it will receive a confirmation statement showing the number of shares sold and the price.



    OTHER. Every January, Institutions will receive a consolidated transaction statement for the previous year.


    Each Institution is required annually to send investors in its accounts statements showing distribution and transaction information for the previous year. The Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will not have to pay federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.


    The foregoing is only a summary of some of the important income tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

-------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------

    The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of the Fund and the Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Fund or the Portfolio.


-------------------------------------------------
            Investment Manager, Administrator,
            Distributor, and Sub-Adviser
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $20.7 billion as of December 31, 1997.


    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolio's principal broker to the extent that a broker is used in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.



    Theodore P. Giuliano and Thomas G. Wolfe are primarily responsible for day-to-day management as co-managers of the Portfolio.



    Mr. Giuliano, the President and a Trustee of the Trust and of Managers Trust, is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $9.3 billion of assets as of December 31, 1997.

    Mr. Wolfe has been a co-manager of the Portfolio since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993 and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.

    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

    To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.



    YEAR 2000. Like other financial and business organizations, the Fund and Portfolio could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Fund's and Portfolio's other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Portfolio purchases. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund and Portfolio.


---------------
            Expenses
--------------------------------------------------------------------------------

    N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.


    N&B Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.50% of the Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to Institutions some of its responsibilities to the Fund under the administration agreement and may compensate each Institution that provides such services at an annual rate of up to 0.25% of the average net asset value of Fund shares held through that Institution.

    The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include the "Other Expenses" described on page 5.

    See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.


    During its 1997 fiscal year, the Fund accrued administration fees and a pro rata portion of the Portfolio's management fees (prior to any expense reimbursement) of 0.75% of the Fund's average daily net assets.


    N&B Management has voluntarily undertaken to reimburse the Fund for its Total Operating Expenses, which exceed, in the aggregate, 0.80% per annum of the Fund's average daily net assets. N&B Management may terminate this undertaking to the Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.



    During its 1997 fiscal year, the Fund bore aggregate operating expenses (after taking into consideration N&B Management's expense reimbursement) of 0.80% of the Fund's average daily net assets.


---------------------
            Transfer Agent
--------------------------------------------------------------------------------

    The Fund's transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be sent to Neuberger&Berman Management Inc., Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

INFORMATION REGARDING
ORGANIZATION, CAPITALIZATION, AND
OTHER MATTERS

---------------------

            The Fund

--------------------------------------------------------------------------------


    The Fund is the only series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. If additional series are established, the assets of each series would belong only to that series, and the liabilities of each series would be borne solely by that series and no other.



    DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and nonassessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.



    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of Fund shareholders. The trustees will call special meetings of Fund shareholders only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.



    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.



    OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with N&B Management to perform services. Depending on the policies of the Institutions involved, an investor may be able to transfer an account from one Institution to another.

--------------------------

            The Portfolio

--------------------------------------------------------------------------------


    The Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.



    FUND'S INVESTMENT IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.



    The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. Neuberger&Berman LIMITED MATURITY Bond Fund, a series of Neuberger&Berman Income Funds ("N&B Income Funds"), invests all of its net investable assets in the Portfolio. The shares of each series of N&B Income Funds are available for purchase by members of the general public. The Trust does not sell its shares directly to members of the general public.



    The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio (including the series of N&B Income Funds) that might sell shares to members of the general public are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except N&B Income Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that invests in the Portfolio is available from N&B Management by calling 800-877-9700.


    The trustees of the Trust believe that investment in a Portfolio by a series of N&B Income Funds or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders.



    The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribu-

tion) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.



    INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.



    CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

DESCRIPTION OF INVESTMENTS

    In addition to the securities referred to in "Investment Programs" herein, each Portfolio, as indicated below, may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolios may make, see the SAI.


    U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (formerly, Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.



    INFLATION-INDEXED SECURITIES. The Portfolio may invest in U.S. Treasury securities whose principal value is adjusted (daily) in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period the Portfolio holds the security, the Portfolio may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.



    VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature which permits the Portfolio to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Portfolio may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, the Portfolio calcu-lates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.


    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations (but not limitations as to maturity or duration). The Portfolio also may lend portfolio securities to banks, brokerage firms or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.



    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Portfolio may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper issued under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.



    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Portfolio sells securities to a bank or securities dealer and simultaneously agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Portfolio continues to receive principal and interest payments on the securities. The Portfolio will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. Dollar rolls are similar to reverse repurchase agreements. In a dollar roll, the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Portfolio's and its corresponding Fund's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counterparties to reverse repurchase agreements and dollar rolls.



    WHEN-ISSUED TRANSACTIONS. In a when-issued transaction, a Portfolio commits to purchase securities that will be issued at a future date (generally within three months) in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price and yield. When-issued securities may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuation in a Fund's NAV.



    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities include U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, Fannie Mae, and Freddie Mac certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans. These issuers include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other noncallable debt securities. N&B Management determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


    ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets, such as consumer loans, CARS(SM) ("Certificates for Automobile Receivables"), credit card receivables, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

    The Portfolio may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Portfolio.



    FOREIGN INVESTMENTS. The Portfolio may invest in U.S. dollar-denominated foreign securities. Foreign securities may be affected by potentially adverse local, political, economic, social or diplomatic developments in foreign countries, the investment significance of which may be difficult to discern. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may be difficult to invoke legal process or enforce contractual obligations abroad. The Portfolio may invest in foreign securities denominated in or indexed to foreign currencies. Such securities may also be affected by special risks, such as governmental regulation of foreign exchange transactions and the fluctuation of the foreign currencies relative to the U.S. dollar which could result in losses, irrespective of the performance of the underlying investment. In addition, the Portfolio may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a specified price at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly; see the discussion of Hedging Instruments, below.


    PUT AND CALL OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES
CONTRACTS. The Portfolio may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by (1) entering into interest-rate futures contracts traded on futures exchanges and (2) purchasing and writing options on futures contracts. The Portfolio also may write covered call options and purchase put options on debt securities in its portfolio or on foreign currencies for hedging purposes or for the purpose of producing income. The Portfolio will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. When the Portfolio writes a covered call option against a security, the Portfolio is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. These investment practices involve certain risks, including price volatility and a high degree of leverage. The Portfolio may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.


    The primary risks in using put and call options, futures contracts, options on futures contracts, forward foreign currency contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the use of Hedging Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of the Portfolio's securities; and (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When the Portfolio uses Hedging Instruments, the Portfolio will place cash or appropriate liquid securities in a segregated account, or will cover its position, to the extent required by SEC staff policy. Another risk of Hedging Instruments is the possible inability of the Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of these instruments.


    MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and other private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipal-ities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities or the securities of particular issuers.


    ZERO COUPON AND STEP COUPON SECURITIES. Zero coupon and step coupon securities do not pay interest currently. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature; in calculating its daily income, the Portfolio accrues a portion of the difference between a zero coupon or step coupon security's purchase price and its face value. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In addition, because the Fund is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including the non-cash income attributable to zero coupon and step coupon securities, the Portfolio may have to dispose of securities to obtain cash for such distributions.



    CALLABLE BONDS. Many bonds give the issuer the right to repay them early. If the issuer of a callable bond exercises this right during a period of falling interest rates, the Portfolio may not be able to invest the proceeds at a comparably high rate of return.

OTHER INFORMATION



DIRECTORY                           FUNDS ELIGIBLE FOR EXCHANGE
INVESTMENT MANAGER,                 EQUITY TRUSTS
ADMINISTRATOR,                      Neuberger&Berman Focus Trust
AND DISTRIBUTOR                     Neuberger&Berman Genesis Trust
Neuberger&Berman Management         Neuberger&Berman Guardian Trust
Incorporated                        Neuberger&Berman Manhattan Trust
605 Third Avenue 2nd Floor          Neuberger&Berman Partners Trust
New York, NY 10158-0180             Neuberger&Berman Socially
                                      Responsive Trust

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust
Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue
2nd Floor
New York, NY 10158-0180
800-877-9700

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800



Neuberger&Berman, LLC, Neuberger&Berman Management Inc., and the above-named Funds are service marks or registered trademarks of Neuberger&Berman Management Inc.


(C) 1998 Neuberger&Berman Management Inc.

--------------------------------------------------------------------------------


                 NEUBERGER & BERMAN INCOME TRUST AND PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                               DATED MARCH 2, 1998

                               Neuberger & Berman
                         Limited Maturity Bond Trust
                           (and Neuberger & Berman
                            Limited Maturity Bond
                                  Portfolio)

                               No-Load Mutual Fund
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700


--------------------------------------------------------------------------------


          Neuberger & Berman LIMITED MATURITY Bond Trust ("Fund") is a no-load mutual fund that offer shares pursuant to a Prospectus dated March 2, 1998. The Fund invests all of its net investable assets in Neuberger & Berman LIMITED MATURITY Bond Portfolio ("Portfolio").



          AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED (EACH AN "INSTITUTION").



          The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated ("N&B Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.


          This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.


          No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

                                                                            PAGE



INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Rating Agencies........................................................4
      Overview of the Fund...................................................5
      Additional Investment Information......................................6
      Risks of Fixed Income Securities......................................25

CERTAIN RISK CONSIDERATIONS.................................................25

PERFORMANCE INFORMATION.....................................................26
      Yield Calculations....................................................26
      Total Return Computations.............................................26
      Comparative Information...............................................27
      Other Performance Information.........................................28

TRUSTEES AND OFFICERS.......................................................29

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................35
      Investment Manager and Administrator..................................35
      Sub-Adviser...........................................................37
      Investment Companies Managed .........................................38
      Management and Control of N&B Management..............................40

DISTRIBUTION ARRANGEMENTS...................................................41

ADDITIONAL EXCHANGE INFORMATION.............................................41

ADDITIONAL REDEMPTION INFORMATION...........................................43
      Suspension of Redemptions.............................................43
      Redemptions in Kind...................................................44

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................44

ADDITIONAL TAX INFORMATION..................................................45
      Taxation of the Funds.................................................45
      Taxation of the Portfolio.............................................46
      Taxation of the Fund's Shareholders...................................48

PORTFOLIO TRANSACTIONS......................................................48
      Portfolio Turnover....................................................49

REPORTS TO SHAREHOLDERS.....................................................49

CUSTODIAN AND TRANSFER AGENT................................................50

INDEPENDENT AUDITORS........................................................50

LEGAL COUNSEL...............................................................50

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................50

REGISTRATION STATEMENT......................................................51

FINANCIAL STATEMENTS........................................................52

Appendix A...................................................................1
      RATINGS OF SECURITIES..................................................1

                             INVESTMENT INFORMATION


          The Fund is a separate series of Neuberger & Berman Income Trust ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")



          The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.


INVESTMENT POLICIES AND LIMITATIONS


          The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:


     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

          All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.



          For purposes of the investment limitation on concentration in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Also, for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry. For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.



          Except for the limitation on borrowing and the limitation on illiquid securities, any maximum percentage of securities or assets, contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio. If events subsequent to a transaction result in the Portfolio exceeding the percentage limitation on borrowing or illiquid securities, N&B Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.



          The Portfolio's fundamental investment policies and limitations are as follows:



          1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.



          2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.



          3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities")) if, as a result,
(i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.



          4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of U.S. Government and Agency Securities.



          5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.



          6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

          7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.



          8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").



          The Portfolio's non-fundamental investment policies and limitations are as follows:



          1. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.



          2. BORROWING. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.



          3. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.



          4. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


RATING AGENCIES


          As discussed in the Prospectus, the Portfolio may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI. The Portfolio may also invest in unrated securities that are deemed comparable in quality by N&B Management to the rated securities in which the Portfolio may permissibly invest.


OVERVIEW OF THE FUND


          The Fund pursues attractive current income with low risk to principal. The Fund is managed on the basis of a strategy of investment in fixed income sectors we believe are attractively priced, and the selection of the most attractively priced issues in those sectors based on their perceived risk and returns. Sector investments include corporate bonds, mortgage-backed securities, asset backed securities, CMOs (Collateralized Mortgages Obligations), Treasuries and Government agencies.



          We also manage the duration of the portfolio. LIMITED MATURITY'S portfolio of bonds has a maximum average duration of four years. Duration measures a bond's exposure to interest rate risk. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. In general, the longer you extend a bond's duration, the greater its potential return and exposure to interest rate fluctuations. LIMITED MATURITY is appropriate for investors who seek to participate in the returns of the bond market, but wish to avoid significant fluctuations in principal value. In order to achieve its investment goal through the Portfolio, the Fund has the flexibility to invest across the full range of bond sectors (corporate, mortgage-backed securities, etc.) and may invest a limited portion of its assets in foreign securities denominated in foreign currencies as well as lower-rated "high yield" issues.


          The investment strategy of this Fund is based upon the demonstrated ability of short and intermediate duration portfolios to deliver virtually all of the income of riskier long-term maturity portfolios. Thus, this Fund limits its maximum average duration to four years. However, in order to improve total return, it invests across a broad range of fixed income sectors and within each sector seeks out securities that have a higher yield than counterpart issues that we believe have a similar credit risk. It may opportunistically invest in foreign issues when they offer higher yield than U.S. issues. In addition, it may invest up to 10% of its net assets in "high yield" issues when these issues offer the prospect of higher total return to the Portfolio. It is the manager's belief that the combination of broad sector diversification, active security selection and flexible maturity and duration management can offer investors the prospect of total returns that will approximate the bond market as a whole, with only moderate fluctuation in principal value.

ADDITIONAL INVESTMENT INFORMATION


          The Portfolio may make the following investments, among others, although it may not buy all of the types of securities or use all of the investment techniques that are described.



          U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government and Agency Securities are direct obligations of the U.S. Government or its agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association ("SLMA"), and Tennessee Valley Authority. Many agency securities are not backed by the full faith and credit of the United States.



          INFLATION-INDEXED SECURITIES. The Portfolio may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (I.E., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration.



          Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because the Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, the Portfolio may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.



          REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if
(1) the underlying securities are of a type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.



          SECURITIES LOANS. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.



          RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.



          Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.



          COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.



          REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

          BANKING AND SAVINGS INSTITUTION SECURITIES. The Portfolio may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolio invests typically are not covered by deposit insurance.



          VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates, or some other objective measure.



          Adjustable Rate Securities in which the Portfolio invests frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Portfolio's quality standards. Accordingly, in purchasing these securities, the Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer (excluding securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit).



          The Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. The Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

          In calculating its dollar-weighted average maturity and duration, the Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.



          MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers.



          Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Portfolio may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Portfolio uses an approach that N&B Management believes is reasonable in light of all relevant circumstances.



          Mortgage-backed securities may be issued in the form of CMOs or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

          Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. N&B Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets the Portfolio's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements.



          The Portfolio may buy mortgage-backed securities without insurance or guarantees, if N&B Management determines that the securities meet the Portfolio's quality standards. The Portfolio may not purchase mortgage-backed securities that, in N&B Management's opinion, are illiquid if, as a result, more than 15% of the Portfolio's net assets would be invested in illiquid securities. N&B Management will, consistent with the Portfolio's investment objective, policies and limitations, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.



          ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

          Certificates       for       Automobile       Receivables(SERVICEMARK)
("CARS(SERVICEMARK)") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed-through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders.
Certificate holders also may experience delays in payment or losses on CARS(SERVICEMARK) if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

          Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

          Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.


          U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. These investments are subject to each Portfolio's quality, maturity, and duration standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.



          FOREIGN CURRENCY DENOMINATED FOREIGN SECURITIES. The Portfolio may not purchase any such security if, as a result, more than 25% of its net assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency. The Portfolio invests in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by N&B Management. Foreign currency denominated foreign securities are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, of their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.


          Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.

          Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

          Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect the interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


          DOLLAR ROLLS. In a "dollar roll," the Portfolio sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll in which the Portfolio holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. Dollar rolls are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. There is a risk that the contra-party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

          WHEN-ISSUED TRANSACTIONS. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by the Portfolio to purchase securities that will be issued at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.



          When-issued transactions enable the Portfolio to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on an exchange.



          The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.



          The Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.



          When the Portfolio purchases securities on a when-issued basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.

          FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell interest rate and bond index futures contracts and options thereon and may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon. The Portfolio engages in interest rate and bond index Futures and options transactions in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates; the Portfolio engages in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio does not engage in transactions in Futures or options thereon for speculation. The Portfolio views investment in
(1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Portfolio.


          A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

          U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.


          Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss.

          "Margin" with respect to Futures is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by the Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, the Portfolio marks to market the value of its open Futures positions. The Portfolio also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.



          An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.



          Although the Portfolio believes that the use of Futures Contracts will benefit it, if N&B Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.


          Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.


          Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.



          PUT AND CALL OPTIONS. The Portfolio may write and purchase put and covered call options on securities to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs. The Portfolio may also write covered call options to earn premium income. Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.


          The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

          When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.



          When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the option. When writing call options, the Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price.


          When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

          The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


          The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.



          Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counterparty, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.



          The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.



          The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less or (plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.



          Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

          The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.


          The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.



          FORWARD FOREIGN CURRENCY CONTRACTS. The Portfolio may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). The Portfolio enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in Forward Contracts for speculation; it views investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by it. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.



          N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.



          However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.



          OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

          REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS"). To the extent the Portfolio sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.



          COVER FOR HEDGING INSTRUMENTS. The Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Portfolio.



          GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in the market value of the securities or currencies held or to be acquired by the Portfolio and changes in the market value of Hedging
Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.



          The Portfolio's use of Hedging Instruments may be limited by certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of the Portfolio."



          INDEXED SECURITIES. The Portfolio may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.



          ZERO COUPON AND STEP COUPON SECURITIES. The Portfolio may invest in zero coupon and step coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon and step coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.



          The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by the Portfolio prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued OID) to its shareholders each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."

          The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


          MUNICIPAL OBLIGATIONS. The Portfolio may invest up to 5% of its net assets in municipal obligations, which are securities issued by or on behalf of states (as used herein, including the District of Columbia), territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.


          The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Efforts are underway that may result in a restructuring of the federal income tax system. Any of these factors could affect the value of municipal securities.

RISKS OF FIXED INCOME SECURITIES

          Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.


          Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, N&B
Management will engage in an orderly disposition of the downgraded or other securities to the extent necessary to ensure that the Portfolio's holdings of securities that are considered by the Portfolio to be below investment grade (but rated no lower than B by Moody's or S&P) will not exceed 10% of the net assets. The Portfolio may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permissible by the Portfolio's investment policies.



                         CERTAIN RISK CONSIDERATIONS



          The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.



          Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Portfolio will achieve its investment objective.



                           PERFORMANCE INFORMATION



          The Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary. The share price of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

YIELD CALCULATIONS


          The Fund may advertise its "yield" based on a 30-day (or one month) period. This YIELD is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of an investment.



          The annualized yield for the Fund for the 30-day period ended October 31, 1997 was 5.75%.


TOTAL RETURN COMPUTATIONS


          The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:


                                  P(1+T)n = ERV

Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


          Although the Fund did not commence operations until August 30, 1993, the Fund's investment objective, limitations, and policies are the same as those of another mutual fund administered by N&B Management, which has a name similar to the Fund's and invests in the same Portfolio ("Sister Fund"). The Sister Fund had a predecessor. The following total return data is for the Fund since its inception and, for periods prior to the Fund's inception, its Sister Fund and which, as used herein, includes data for the Sister Fund's predecessor. The total returns for periods prior to the Fund's inception would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund and its predecessor.



          The average annual total returns for the Fund, its Sister Fund and that Sister Fund's predecessor for the one-, five- and ten-year periods ended October 31, 1997, were +6.88%, +5.51%, and +7.18%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 9, 1986 and had reinvested all capital gain distributions and income dividends, the value of that investor's holdings would have been $21,542 on October 31, 1997.



          N&B Management may from time to time reimburse the Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION


          From time to time the Fund's performance may be compared with:


      (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

      (2) recognized bond, stock, and other indices such as the Shearson Lehman Bond Index, the Standard & Poor's "500" Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"),
            S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.


          The Fund's performance also may be compared from time to time with the following specific indices and other measures of performance:



      THE FUND'S performance may be compared with the Merrill Lynch 1-3 year Treasury Index and the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.

          The Fund may invest some of its assets in different types of securities than those included in the index used as a comparison with the Fund's historical performance. The Fund may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and the volatility in those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility, which may yield different results.



          In addition, the Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in the Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.



          The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield. Evaluations of the Fund's performance, its yield/total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements").


OTHER PERFORMANCE INFORMATION


          From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.



          Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98).

The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of the Fund's performance.


          Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

          Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.

          Information   regarding   the  effects  of  automatic   investing  and
systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                            TRUSTEES AND OFFICERS

          The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman.

Name, Address                    Positions Held      Principal
and Age(1)                       With the Trusts     Occupation(s)(2)
----------                       ---------------     ---------------------------
John Cannon (68)                 Trustee of each     Senior Vice President
CDC Associates, Inc.             Trust               AMA Investment Advisers,
620 Sentry Parkway                                   Inc. (1991 -
Suite 220
P.O. Box 1111
Blue Bell, PA  19422

Name, Address                    Positions Held      Principal
and Age(1)                       With the Trusts     Occupation(s)(2)
----------                       ---------------     ---------------------------

                                                     1993); Chairman and Chief
                                                     Investment Officer of CDC
                                                     Associates, Inc.
                                                     (registered investment
                                                     adviser) (1993 present).


Stanley Egener* (63)             Chairman of the     Principal of Neuberger &
                                 Board, Chief        Berman; President and
                                 Executive Officer,  Director of N&B Management;
                                 and Trustee of      Chief Executive Chairman of
                                 each Trust          the Board, Chief Executive
                                                     Officer, and Trustee of
                                                     eight other mutual funds
                                                     for which N&B Management
                                                     acts as investment manager
                                                     or administrator.



Theodore P. Giuliano* (45)       President and       Principal of Neuberger &
                                 Trustee of each     Berman; Vice President and
                                 Trust               Director of N&B Management;
                                                     President  and  Trustee  of
                                                     one other  mutual  fund for
                                                     which N&B Management serves
                                                     as administrator.



Barry Hirsch (64)                Trustee of each     Senior Vice President,
Loews Corporation                Trust               Secretary, and General
667 Madison Avenue                                   Counsel of Loews
7th Floor                                            Corporation (diversified
New York, NY 10021                                   financial corporation).



Robert A. Kavesh (70)            Trustee of each     Professor of Finance and
110 Bleecker Street              Trust               Economics at Stern School
Apt. 24B                                             of Business, New York
New York, NY 10012                                   University; Director of Del
                                                     Laboratories, Inc. and
                                                     Greater New York Mutual
                                                     Insurance Co.



William E. Rulon (65)            Trustee of each     Retired.  Senior Vice
Foodmaker, Inc.                  Trust               President of Foodmaker,
1761 Hotel Circle South                              Inc. (operator and
San Diego, CA 92108                                  franchiser of restaurants)
                                                     until January 1997;
                                                     Secretary of Foodmaker,
                                                     Inc. until July 1996.

Name, Address                    Positions Held      Principal
and Age(1)                       With the Trusts     Occupation(s)(2)
----------                       ---------------     ---------------------------


Candace L. Straight (50)         Trustee of each     Private investor and
518 E. Passaic Avenue            Trust               consultant specializing in
Bloomfield, NJ  07003                                the insurance industry;
                                                     Principal of Head &
                                                     Company, LLC (limited
                                                     liability company providing
                                                     investment banking and
                                                     consulting services to the
                                                     insurance industry) until
                                                     March 1996; Director of
                                                     Drake Holdings (U.K. motor
                                                     insurer) until June 1996.


Daniel J. Sullivan (58)          Vice President of   Senior Vice President of
                                 each Trust          N&B Management since 1992;
                                                     prior thereto, Vice
                                                     President of N&B
                                                     Management; Vice President
                                                     of eight other mutual funds
                                                     for which N&B Management
                                                     acts as investment manager
                                                     or administrator.


Michael J. Weiner (51)           Vice President and  Senior Vice President and
                                 Principal           Treasurer of N&B Management
                                 Financial Officer   since 1992; Treasurer of
                                 of each Trust       N&B Management from 1992 to
                                                     1996; prior thereto, Vice
                                                     President and Treasurer of
                                                     N&B Management and

Name, Address                    Positions Held      Principal
and Age(1)                       With the Trusts     Occupation(s)(2)
----------                       ---------------     ---------------------------

                                                     Treasurer of certain mutual
                                                     funds for which N&B
                                                     Management acted as
                                                     investment adviser; Vice
                                                     President and Principal
                                                     Financial Officer of eight
                                                     other mutual funds for
                                                     which N&B Management acts
                                                     as investment manager or
                                                     administrator.



Claudia A. Brandon (41)          Secretary of each   Vice President of N&B
                                 Trust               Management; Secretary of
                                                     eight other mutual funds
                                                     for which N&B Management
                                                     acts as investment manager
                                                     or administrator.


Richard Russell (51)             Treasurer and       Vice President of N&B
                                 Principal           Management since 1993;
                                 Accounting Officer  prior thereto, Assistant
                                 of each Trust       Vice President of N&B
                                                     Management; Treasurer and
                                                     Principal Accounting
                                                     Off-icer of eight other
                                                     mutual funds for which N&B
                                                     Management acts as
                                                     investment manager or
                                                     administrator.


Stacy Cooper-Shugrue (35)        Assistant           Assistant Vice President of
                                 Secretary of each   N&B Management since 1993;
                                 Trust               prior thereto, employee of
                                                     N&B Management; Assistant
                                                     Secretary of eight other
                                                     mutual funds for which N&B
                                                     Management acts as
                                                     investment manager or
                                                     administrator.



C. Carl Randolph (60)            Assistant           Principal of Neuberger &
                                 Secretary of each   Berman since 1992; prior
                                 Trust               thereto, employee of
                                                     Neuberger & Berman;

Name, Address                    Positions Held      Principal
and Age(1)                       With the Trusts     Occupation(s)(2)
----------                       ---------------     ---------------------------

                                                     Assistant Secretary of
                                                     eight other mutual funds
                                                     for which N&B Management
                                                     acts as investment manager
                                                     or administrator.



Barbara DiGiorgio (39)           Assistant           Assistant Vice President of
                                 Treasurer of each   N&B Management since 1993;
                                 Trust               prior thereto, employee of
                                                     N&B Management; Assistant
                                                     Treasurer of eight other
                                                     mutual funds for which N&B
                                                     Management acts as
                                                     investment manager or
                                                     administrator.



Celeste Wischerth (37)           Assistant           Assistant Vice President of
                                 Treasurer of each   N&B Management since 1994;
                                 Trust               prior thereto, employee of
                                                     N&B Management; Assistant
                                                     Treasurer of eight other
                                                     mutual funds for which N&B
                                                     Management acts as
                                                     investment manager or
                                                     administrator.


--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Giuliano are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger & Berman.

          The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

          The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(REGISTERED) has any retirement plan for its trustees or officers.


                            TABLE OF COMPENSATION
                       FOR FISCAL YEAR ENDED 10/31/97

                                                      Total Compensation from
                                     Aggregate        Trusts in the Neuberger
Name and Position                  Compensation        & Berman Fund Complex
with the Trust                    from the Trust         Paid to Trustees
--------------                    --------------         ----------------

John Cannon                            $496                   $34,500
Trustee                                              (2 other investment
                                                     companies)

Charles DeCarlo                         $77                   $8,000
Trustee (retired 12/96)                              (2 other investment
                                                     companies)

Stanley Egener                          $0                      $0
Chairman  of the Board,  Chief                       (9 other investment
Executive Officer, and Trustee                       companies)

Theodore P. Giuliano                    $0                      $0
President and Trustee                                (2 other investment
                                                     companies)

Barry Hirsch                           $441                   $30,500
Trustee                                              (2 other investment
                                                     companies)

Robert A. Kavesh                       $496                   $35,000
Trustee                                              (2 other investment
                                                     companies)

                                                      Total Compensation from
                                     Aggregate        Trusts in the Neuberger
Name and Position                  Compensation        & Berman Fund Complex
with the Trust                    from the Trust         Paid to Trustees
--------------                    --------------         ----------------

Harold R. Logan                         $77                   $8,000
Trustee (retired 12/96)                              (2 other investment
                                                     companies)

William E. Rulon                       $441                   $30,500
Trustee                                              (2 other investment
                                                     companies)

Candace L. Straight                    $441                   $31,500
Trustee                                              (2 other investment
                                                     companies)



          At January 30, 1998, the trustees and officers of the Trust and Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.


              INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR


          Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolio, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on July 2, 1993.



          The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to pay a material amount of such compensation.



          N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management (who also are principals of Neuberger &

Berman), presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.



          N&B Management provides similar facilities, services, and personnel to the Fund pursuant to an administration agreement with the Trust dated July 2, 1993 ("Administration Agreement"). For such administrative services, the Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates such Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.



          During the fiscal years ended October 31, 1997, 1996, and 1995, the Fund accrued management and administration fees of $246,420, $114,471 and $65,572, respectively.



          As noted in the Prospectus under "Management and Administration -- Expenses," N&B Management has voluntarily undertaken to reimburse the Fund for its Operating Expenses (including fees under the Administration Agreement) and the Fund's pro rata share of the Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 0.80% per annum of the average daily net assets of the Fund. N&B Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice. From March 1, 1994 to February 28, 1995, N&B Management reimbursed the Fund for its Operating Expenses (including fees under the Administration Agreement) and its pro rata share of the Portfolio's Operating Expenses (including fees under the Management Agreement) that exceeded, in the aggregate, 0.70% per annum of the average daily net assets of the Fund. "Operating Expenses" exclude interest, taxes, brokerage costs and extraordinary expenses.



          For the fiscal years ended October 31, 1997, 1996, and 1995, N&B Management reimbursed the Fund the following amounts of expenses under the above arrangements: $144,510, $168,733, and $123,568, respectively.



          The Management Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.



          The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.


SUB-ADVISER


          N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on July 2, 1993.



          The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B Management.



          The Sub-Advisory Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice to the Fund. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.


          Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.


INVESTMENT COMPANIES MANAGED



          As of December 31, 1997, the investment companies managed by N&B Management had aggregate net assets of approximately $20.7 billion. N&B Management currently serves as investment manager of the following investment companies:



    NAME                                                DECEMBER 31, 1997

Neuberger & Berman Cash Reserves Portfolio.......................$ 662,861,352
    (investment portfolio for Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money Portfolio....................$ 297,594,922
    (investment portfolio for Neuberger & Berman Government Money Fund)

Neuberger & Berman Limited Maturity Bond Portfolio...............$ 294,956,156
    (investment portfolio for Neuberger & Berman Limited Maturity Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

Neuberger & Berman Municipal Money Portfolio.....................$ 166,832,901
    (investment portfolio for Neuberger & Berman Municipal Money Fund)

Neuberger & Berman Municipal Securities Portfolio.................$ 32,970,458
    (investment portfolio for Neuberger & Berman Municipal Securities Trust)

Neuberger & Berman Focus Portfolio.............................$ 1,530,971,078
    (investment portfolio for Neuberger & Berman Focus Fund, Neuberger & Berman Focus Trust, and Neuberger & Berman Focus Assets)

Neuberger & Berman Genesis Portfolio...........................$ 1,841,928,659
    (investment portfolio for Neuberger & Berman Genesis Fund, Neuberger & Berman Genesis Trust, and Neuberger & Berman Genesis Assets)

Neuberger & Berman Guardian Portfolio........................  $ 8,328,032,611
    (investment portfolio for Neuberger & Berman Guardian Fund, Neuberger & Berman Guardian Trust, and Neuberger & Berman Guardian Assets)

Neuberger & Berman International Portfolio.......................$ 111,718,206
    (investment portfolio for Neuberger & Berman International Fund and Neuberger & Berman International Trust)

Neuberger & Berman Manhattan Portfolio...........................$ 626,632,234
    (investment portfolio for Neuberger & Berman Manhattan Fund, Neuberger & Berman Manhattan Trust, and Neuberger & Berman Manhattan Assets)

Neuberger & Berman Partners Portfolio..........................$ 3,830,066,838
    (investment portfolio for Neuberger & Berman Partners Fund, Neuberger & Berman Partners Trust, and Neuberger & Berman Partners Assets)

Neuberger & Berman Socially Responsive Portfolio.................$ 287,169,564
    (investment portfolio for Neuberger & Berman Socially Responsive Fund, Neuberger & Berman Socially Responsive Trust and Neuberger & Berman NYCDC Socially Responsive Trust)

Advisers Managers Trust (eight series).........................$ 2,644,430,313



          The investment decisions concerning the Portfolio and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.



          There may be occasions when the Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.


MANAGEMENT AND CONTROL OF N&B MANAGEMENT


          The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Roberta D'Orio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice
President of Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael
J. Hanratty, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Kassen, Lainoff, Zicklin, Risen, Simons and Sundman and Mmes. Prindle, Silver and Vale are principals of Neuberger & Berman.


          Mr. Guiliano and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

          All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.

                          DISTRIBUTION ARRANGEMENTS


          N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.


          From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.


          The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 1998. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                       ADDITIONAL EXCHANGE INFORMATION


          As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchanging Shares," an Institution may exchange shares of the Fund for shares of the equity funds that are briefly described below, if made available through that Institution.



          Fund shareholders who are considering exchanging shares into any of the funds described below should note that each such fund (1) is a series of a Delaware business trust (named "Neuberger & Berman Equity Trust") that is registered with the SEC as an open-end management investment company; and (2) invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.


Neuberger & Berman        Seeks   long-term   capital    appreciation    through
Focus Trust               investments  principally  in  common  stocks  selected
                          from   13   multi-industry   economic   sectors.   The
                          corresponding portfolio uses a value-oriented approach to select individual securities and then focuses its investments in the sectors in which the undervalued stocks are clustered. Through this approach, 90% or more of the portfolio's investments are normally made in not more than six sectors.

Neuberger & Berman        Seeks   capital   appreciation   through   investments
Genesis Trust             primarily in common  stocks of  companies  with  small
                          market  capitalizations  (i.e., up to $1.5 billion) at
                          the   time   of  the   Portfolio's   investment.   The
                          corresponding portfolio uses a value-oriented approach to the selection of individual securities.

Neuberger & Berman        Seeks   capital   appreciation   through   investments
Guardian Trust            primarily   in   common  stocks  of  long-established,
                          high-quality  companies that N&B  Management  believes
                          are well-managed.  The corresponding  portfolio uses a
                          value-oriented approach to the selection of individual
                          securities.  Current income is a secondary  objective.
                          The sister  fund (and its  predecessor)  have paid its
                          shareholders an income  dividend every quarter,  and a
                          capital  gain  distribution   every  year,  since  its
                          inception in 1950, although there can be no assurance that it will be able to continue to do so.


Neuberger & Berman        Seeks   long-term   capital    appreciation    through
International Trust       investments  primarily in  a  diversified portfolio of
                          equity securities of foreign issuers. Assets will be allocated among economically mature countries and emerging industrialized countries.

Neuberger & Berman        Seeks   capital   appreciation,   without   regard  to
Manhattan Trust           income,   through   investments   in   securities   of
                          small-,  medium-  and  large-capitalization  companies
                          (with  a   current   focus  on   medium-capitalization
                          companies)  believed to have the maximum potential for
                          long-term  capital  appreciation.   The  corresponding
                          portfolio's investment program involves greater risks and share price volatility than programs that invest in more undervalued securities.


Neuberger & Berman        Seeks  capital  growth through an investment  approach
Partners Trust            that   is    designed   to   increase   capital   with
                          reasonable   risk.   Its   investment   program  seeks
                          securities  believed to be undervalued based on strong
                          fundamentals  such as a low  price-to-earnings  ratio,
                          consistent  cash flow, and the company's  track record
                          through   all   parts  of  the   market   cycle.   The
                          corresponding   portfolio   uses  the   value-oriented
                          investment approach to the selection of individual securities.


Neuberger  &  Berman      Seeks    long-term    capital   appreciation   through
Socially Responsive       investments  primarily  in  securities   of  companies
Trust                     that meet both financial and social criteria.



          The Fund described herein, and any of the funds described above, may terminate or modify their exchange privileges in the future.


          Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Equity Trusts share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

                      ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS


          The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.


REDEMPTIONS IN KIND


          The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, an Institution generally will incur brokerage expenses or other transactions costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.


                      DIVIDENDS AND OTHER DISTRIBUTIONS


          The Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).



          Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of the Fund begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

          Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election remains in effect until the Institution notifies the Fund in writing to discontinue the election.


                           ADDITIONAL TAX INFORMATION


TAXATION OF THE FUND



          In order to continue to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement") and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.



          Certain funds that invest in portfolios managed by N&B Management, including the Sister Fund, have received a ruling from the Internal Revenue Service ("Service") that each such fund, as an investor in a corresponding portfolio of Managers Trust or Equity Managers Trust, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although that ruling may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof and, hence, its conclusion apply to the Fund as well.



          The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.



          See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging and certain other transactions engaged in by the Portfolio.



TAXATION OF THE PORTFOLIO



          The Portfolio has received a ruling from the Service to the effect that, among other things, the Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.



          Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.



          Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolio. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

          Dividends and interest received by the Portfolio and gains realized by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total returns on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.



          The Portfolio's use of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from transactions in Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.



          Exchange-traded Futures Contracts and listed options thereon and certain Forward Contracts ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. As of the date of this SAI, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain (the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the 20% rate applies.



          The Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Portfolio (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.



          The Portfolio may acquire zero coupon or other securities issued with OID. As a holder of those securities, the Portfolio (and, through it, the Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.



TAXATION OF THE FUND'S SHAREHOLDERS

          If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                             PORTFOLIO TRANSACTIONS


          Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolio typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

          In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although the Portfolio does not have a current arrangement to do so. In any case, the Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.



          During the fiscal year ended October 31, 1997, the Portfolio acquired securities of the following of its "regular brokers or dealers": Goldman, Sachs & Co. and Merrill Lynch, Pierce, Fenner & Smith Inc. At October 31, 1997, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Goldman, Sachs & Co., $5,211,285; and Merrill Lynch, Pierce, Fenner & Smith Inc., $5,269,344.



          No affiliate of the Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. The Portfolio does not effect transactions with or through broker-dealers in accordance with any formula or for selling shares of the Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.


PORTFOLIO TURNOVER


          The Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                           REPORTS TO SHAREHOLDERS


          Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for the Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.


                          CUSTODIAN AND TRANSFER AGENT


          The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


                              INDEPENDENT AUDITORS


          The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.


                                LEGAL COUNSEL


          The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


          The following table sets forth the name, address, and percentage of ownership of each person who was known by the Fund to own beneficially or of record 5% or more of the Fund's outstanding shares at January 30, 1998:

                                                             Percentage of
                                                              Ownership at
                       Name and Address                     January 30, 1998
                       ----------------                     ----------------

  LIMITED MATURITY:    Chase Manhattan Bank TTEE Met             28.05%
  ----------------     Life Defined Contribution Group
                       Attn David Otti
                       770 Broadway 10th Floor
                       New York, NY 10003

                       Nationwide Life Insurance                 18.91%
                       QPVA
                       C/O IPO Portfolio Accounting
                       PO Box 182029
                       Columbus, OH 43218

                       D. Leon Leonhardt PSP                     14.85%
                       For Partners & Principals
                       of Price Waterhouse Ltd.
                       DTD 6/28/85
                       3109 W DR Martin Luther King Blvd
                       Tampa, FL  33607

                       D Leon Leonhardt Retirement               8.90%
                       Benefit Accumulation Plan for
                       Employees of Price Waterhouse LLP
                       3109 W DR Martin Luther King Blvd
                       Tampa, FL 33607

                       National Financial Serv Corp              5.11%
                       For the Exclusive Benefit of
                       our Customers
                       P.O. Box 3908
                       Church Street Station
                       New York, NY 10008-3908


                             REGISTRATION STATEMENT

          This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

          Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


          The  following   financial   statements  and  related   documents  are
incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended October 31, 1997:



            The Statements of Assets and Liabilities of Neuberger & Berman Limited Maturity Bond Trust and Portfolio, as of October 31, 1997, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, the Financial Highlights for each of the periods indicated therein, the notes to each of the foregoing for the fiscal year ended October 31, 1997, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman Limited Maturity Bond Trust and Portfolio.

                                                          Appendix A


RATINGS OF SECURITIES

            S&P Corporate Bond Ratings:

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.


            BB,B - Debt rated 'BB' is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



            BB - Debt rated 'BB' has less near-term vulnerability to default then other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, or economic conditions which could lead to an inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual implied 'BBB-' rating.


            B - Debt rated 'B' has a greater vulnerability to default but current has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

      Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within major categories.

            Moody's Corporate Bond Ratings:

            Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are considered to be upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well characterizes bonds in this class.

            B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

            S&P commercial paper ratings:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

            Moody's commercial paper ratings:

            Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

            -     Leading market positions in well-established industries.
            -     High rates of return on funds employed.
            -     Conservative   capitalization   structures   with   moderate
                  reliance on debt and ample asset protection.
            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

            Issuers rated Prime-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                         NEUBERGER & BERMAN INCOME TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements:

      Audited financial statements for the fiscal year ended October 31, 1997 for Neuberger & Berman Income Trust (with respect to Neuberger & Berman Limited Maturity Bond Trust) and Income Managers Trust (with respect to Neuberger & Berman Limited Maturity Bond Portfolio) and the reports of the independent auditors are incorporated into the Statement of Additional
      Information for such series by reference to the Annual Report to Shareholders of Neuberger & Berman Income Trust, File Nos. 33-62872 and 811-7724, Edgar Accession No. 0000898432-97-000530.

      Included in Part A of this Post-Effective Amendment:

            FINANCIAL HIGHLIGHTS for the periods indicated therein for Neuberger & Berman Limited Maturity Bond
            Trust.

(b)   Exhibits:

      Exhibit
      NUMBER               DESCRIPTION

             (1)        (a)   Certificate of Trust.  Incorporated by
                              Reference to Post-Effective Amendment No. 3 to
                              Registrant's Registration Statement, File Nos.
                              33-62872 and 811-7724, EDGAR Accession No.
                              0000898432-96-00018.

                        (b)   Trust Instrument of Neuberger & Berman Income
                               Trust.  Incorporated by Reference to
                              Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No.
                              0000898432-96-00018.

                        (c) Schedule A - Current Series of Neuberger & Berman Income Trust. Filed Herewith.

             (2)        By-laws of Neuberger & Berman Income Trust.
                        Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-00018.

             (3)        Voting Trust Agreement.  None.

             (4)        (a)   Trust Instrument of Neuberger & Berman Income
                              Trust, Articles IV, V, and VI.  Incorporated by

                              Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-00018.

                        (b) By-laws of Neuberger & Berman Income Trust Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-00018.

             (5)        (a)   (i)    Management Agreement Between Income
                                     Managers Trust and Neuberger & Berman
                                     Management Incorporated.  Incorporated
                                     by Reference to Post-Effective Amendment
                                     No. 21 to Registration Statement of
                                     Neuberger & Berman Income Funds, File
                                     Nos. 2-85229 and 811-3802, EDGAR
                                     Accession No. 0000898432-96-000117.

                              (ii)   Schedule A - Portfolios of Income
                                     Managers Trust Currently Subject to the
                                     Management Agreement.  Incorporated by
                                     Reference to Post-Effective Amendment
                                     No. 25 to Registration Statement of
                                     Neuberger & Berman Income Funds, File
                                     Nos. 2-85229 and 811-3802, EDGAR
                                     Accession No. 0000898432-98-000246.

                              (iii)  Schedule B - Schedule of Compensation
                                     Under the Management Agreement.
                                     Incorporated by Reference to Post-
                                     Effective Amendment No. 25 to
                                     Registration Statement of Neuberger
                                     & Berman Income Funds, File Nos.
                                     2-85229 and 811-3802, EDGAR
                                     Accession No. 0000898432-98-000246.

                        (b)   (i)    Sub-Advisory Agreement Between Neuberger
                                     & Berman Management Incorporated and
                                     Neuberger & Berman, L.P. with Respect to
                                     Income Managers Trust.  Incorporated by
                                     Reference to Post-Effective Amendment
                                     No. 21 to Registration Statement of
                                     Neuberger & Berman Income Funds, File
                                     Nos. 2-85229 and 811-3802, EDGAR
                                     Accession No. 0000898432-96-00017.

                              (ii)   Schedule A - Portfolios of Income
                                     Managers Trust Currently Subject to the
                                     Sub-Advisory Agreement.  Incor-
                                     porated by Reference to Post-
                                     Effective Amendment No. 25 to
                                     Registration Statement of Neuberger
                                     & Berman Income Funds, File Nos.
                                     2-85229 and 811-3802, EDGAR
                                     Accession No. 0000898432-98-000246.

                              (iii) Substitution Agreement Among Neuberger & Berman Management Incorporated, Income Managers Trust, Neuberger & Berman, L.P., and Neuberger & Berman, LLC. Incorporated by reference to
                                     Post-Effective Amendment No. 5 to
                                     Registrant's Registration Statement,
                                     File Nos. 33-62872 and 811-7724, EDGAR
                                     Accession No. 0000898432-97-000040.

             (6)        (a)   Distribution Agreement Between Neuberger &
                              Berman Income Trust and Neuberger & Berman
                              Management Incorporated.  Incorporated by

                              Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-00018.

                        (b) Schedule A - Series of Neuberger & Berman Income Trust Currently Subject to the Distribution Agreement. Filed Herewith.

             (7)        Bonus, Profit Sharing or Pension Plans.  None.

             (8)        (a)   Custodian Contract Between Neuberger & Berman
                              Income Trust and State Street Bank and Trust
                              Company.  Incorporated by Reference to
                              Post-Effective Amendment No. 3 to Registrant's
                              Registration Statement, File Nos. 33-62872 and
                              811-7724, EDGAR Accession No.
                              0000898432-96-00018.

                        (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement, File Nos. 33-62872 and 81-7724, EDGAR Accession No. 0000898432-97-000040.

                        (c) Agreement between Neuberger & Berman Income Trust and State Street Bank and Trust Company relating to the merger of Neuberger & Berman Ultra Short Bond Trust and Neuberger & Berman Limited Maturity Bond Trust. Filed Herewith.

             (9)        (a)   (i)    Transfer Agency and Service Agreement
                                     Between Neuberger & Berman Income Trust
                                     and State Street Bank and Trust
                                     Company.  Incorporated by Reference to
                                     Post-Effective Amendment No. 3 to
                                     Registrant's Registration Statement,
                                     File Nos. 33-62872 and 811-7724, EDGAR
                                     Accession No. 0000898432-96-00018.

                              (ii) First Amendment to Transfer Agency and Service Agreement between Neuberger & Berman Income Trust and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No.
                                     0000898432-96-00018.

                              (iii)  Schedule of Compensation under the
                                     Transfer Agency and Service Agreement.
                                     Incorporated by Reference to Post-
                                     Effective Amendment No. 5 to
                                     Registrant's Registration Statement, File
                                     Nos. 33-62872 and 81-7724, EDGAR Accession
                                     No. 0000898432-97-000040.

                        (b)   (i)    Administration Agreement Between
                                     Neuberger & Berman Income Trust and
                                     Neuberger & Berman Management
                                     Incorporated. Incorporated by Reference to Post-Effective Amendment No. 3 to
                                     Registrant's Registration Statement,
                                     File Nos. 33-62872 and 811-7724, EDGAR
                                     Accession No. 0000898432-96-00018.

                              (ii)   Schedule A - Series of Neuberger &
                                     Berman Income Trust Currently Subject to the Administration Agreement. Filed Herewith.

                             (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. Incorporated by Reference to
                                     Post-Effective Amendment No. 3 to
                                     Registrant's Registration Statement,
                                     File Nos. 33-62872 and 811-7724, EDGAR
                                     Accession No. 0000898432-96-00018.


             (10) Opinion and Consent of Kirkpatrick & Lockhart on Securities Matters. Filed Herewith.

             (11)       Other Opinions, Appraisals, Rulings and Consents:

                              Consent of Ernst & Young LLP, Independent
                              Auditors.  Filed Herewith.

             (12)       Financial Statements Omitted from Prospectus.  None.

             (13)       Letter of Investment Intent.  None.

             (14)       Prototype Retirement Plan.  None

             (15)       Plan Pursuant to Rule 12b-1.  None.

             (16) Schedule of Computation of Performance Quotations. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724.

             (17)       Financial Data Schedules.  Filed Herewith.

             (18)       Plan Pursuant to Rule 18f-3.  None.

ITEM 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      No person is controlled by or under common control with the Registrant.

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES.

      The following information is given as of February 3, 1998.


TITLE OF CLASS                                                    Number of
                                                                  RECORD HOLDERS

Shares of beneficial interest, $0.001 par value, of:

Neuberger & Berman Limited Maturity Bond Trust                       83


ITEM 27.    INDEMNIFICATION.

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section  9 of the  Management  Agreement  between  Income  Managers  Trust
("Managers Trust") and Neuberger and Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or a Portfolio or its interestholders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

      Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman") with respect to Managers Trust provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

      Section 11 of the Agreement provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

      Section 12 of the Administration Agreement provides that each Series shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Series; or (ii) any action taken or omission to act committed by N&B Management in the performance of its obligations hereunder with respect to such Series; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Series; provided, that N&B Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management or its employees, agents or contractors.

      Section 13 of the Administration Agreement provides that N&B Management shall indemnify each Series and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Series which result from: (i) N&B Management's failure to comply with the terms of this Agreement with respect to such Series; or (ii) N&B Management's lack of good faith in performing its obligations hereunder with respect to such Series; or (iii) N&B Management's negligence or misconduct of its employees, agents or contractors in connection herewith with respect to such Series. A Series shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Series or its employees, agents or contractors other than N&B Management unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

      Section 11 of the Distribution Agreement between the Registrant and N&B Management contains provisions similar to Section 11 of the Administration Agreement, with respect to N&B Management.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 28.     BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.

             There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each principal of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                BUSINESS AND OTHER CONNECTIONS

Claudia A. Brandon                  Secretary, Neuberger & Berman Advisers
Vice President, N&B                 Management Trust; Secretary, Advisers
Management                          Managers Trust; Secretary, Neuberger &
                                    Berman Income Funds; Secretary,  Neuberger &
                                    Berman Income Trust; Secretary,  Neuberger &
                                    Berman Equity Funds; Secretary,  Neuberger &
                                    Berman  Equity  Trust;   Secretary,   Income
                                    Managers Trust;  Secretary,  Equity Managers
                                    Trust;  Secretary,  Global  Managers  Trust;
                                    Secretary, Neuberger & Berman Equity Assets.

Brooke A. Cobb                      Chief Investment Officer, Baineo
Vice President, N&B                 International Investors.1  Senior Vice
Management                          President and Senior Portfolio Manager,
                                    Putnam Investments.2

Stacy Cooper-Surge                  Assistant Secretary, Neuberger & Berman
Assistant Vice President,           Advisers Management Trust; Assistant
N&B Management                      Secretary, Advisers Managers Trust;
                                    Assistant  Secretary,   Neuberger  &  Berman
                                    Income Funds; Assistant Secretary, Neuberger
                                    & Berman Income Trust;  Assistant Secretary,
                                    Neuberger & Berman Equity  Funds;  Assistant
                                    Secretary,  Neuberger & Berman Equity Trust;
                                    Assistant Secretary,  Income Managers Trust;
                                    Assistant Secretary,  Equity Managers Trust;
                                    Assistant Secretary,  Global Managers Trust;
                                    Assistant  Secretary,   Neuberger  &  Berman
                                    Equity Assets.

Robert W. D'Alelio                  Senior Portfolio Manager, Putnam
Vice President, N&B                 Investments.3
Management

Barbara DiGiorgio,                  Assistant Treasurer, Neuberger & Berman
Assistant Vice President,           Advisers Management Trust; Assistant
N&B Management                      Treasurer, Advisers Managers Trust;
                                    Assistant  Treasurer,   Neuberger  &  Berman
                                    Income Funds; Assistant Treasurer, Neuberger
                                    & Berman Income Trust;  Assistant Treasurer,
                                    Neuberger & Berman Equity  Funds;  Assistant
                                    Treasurer,  Neuberger & Berman Equity Trust;
                                    Assistant Treasurer,  Income Managers Trust;
                                    Assistant Treasurer,  Equity Managers Trust;
                                    Assistant Treasurer,  Global Managers Trust;
                                    Assistant  Treasurer,   Neuberger  &  Berman
                                    Equity Assets.



1/  Until 1997.
2/  Until 1995.
3/  Until 1996.

NAME                                BUSINESS AND OTHER CONNECTIONS

Stanley Egener                      Chairman of the Board and Trustee,
President and Director,             Neuberger & Berman Advisers Management
N&B Management; Principal,          Trust; Chairman of the Board and Trustee,
Neuberger & Berman                  Advisers Managers Trust; Chairman of the
                                    Board and Trustee, Neuberger & Berman Income
                                    Funds;  Chairman  of the Board and  Trustee,
                                    Neuberger & Berman Income Trust; Chairman of
                                    the Board and  Trustee,  Neuberger  & Berman
                                    Equity  Funds;  Chairman  of the  Board  and
                                    Trustee,  Neuberger & Berman  Equity  Trust;
                                    Chairman  of the Board and  Trustee,  Income
                                    Managers  Trust;  Chairman  of the Board and
                                    Trustee,  Equity Managers Trust; Chairman of
                                    the  Board  and  Trustee,   Global  Managers
                                    Trust;  Chairman  of the Board and  Trustee,
                                    Neuberger & Berman Equity Assets.

Theodore P. Giuliano                President and Trustee, Neuberger & Berman
Vice President and                  Income Funds; President and Trustee,
Director, N&B Management;           Neuberger & Berman Income Trust; President
Principal, Neuberger & Berman       and Trustee, Income Managers Trust.

C. Carl Randolph                    Assistant Secretary, Neuberger & Berman
Principal, Neuberger & Berman       Advisers Management Trust; Assistant
                                    Secretary,    Advisers    Managers    Trust;
                                    Assistant  Secretary,   Neuberger  &  Berman
                                    Income Funds; Assistant Secretary, Neuberger
                                    & Berman Income Trust;  Assistant Secretary,
                                    Neuberger & Berman Equity  Funds;  Assistant
                                    Secretary,  Neuberger & Berman Equity Trust;
                                    Assistant Secretary,  Income Managers Trust;
                                    Assistant Secretary,  Equity Managers Trust;
                                    Assistant Secretary,  Global Managers Trust;
                                    Assistant  Secretary,   Neuberger  &  Berman
                                    Equity Assets.

Richard Russell                     Treasurer, Neuberger & Berman Advisers
Vice President,                     Management Trust; Treasurer, Advisers
N&B Management                      Managers Trust; Treasurer, Neuberger &
                                    Berman Income Funds; Treasurer,  Neuberger &
                                    Berman Income Trust; Treasurer,  Neuberger &
                                    Berman Equity Funds; Treasurer,  Neuberger &
                                    Berman  Equity  Trust;   Treasurer,   Income
                                    Managers Trust;  Treasurer,  Equity Managers
                                    Trust;  Treasurer,  Global  Managers  Trust;
                                    Treasurer, Neuberger & Berman Equity Assets.

NAME                                BUSINESS AND OTHER CONNECTIONS

Ingrid Saukaitis                    Project Director, Council on Economic
Assistant Vice President,           Priorities.4
N&B Management

Jennifer K. Silver                  Portfolio Manager and Director, Putnam
Vice President, N&B                 Investments.5
Management; Principal,
Neuberger & Berman

Daniel J. Sullivan                  Vice President, Neuberger & Berman Advisers
Senior Vice President,              Management Trust; Vice President, Advisers
N&B Management                      Managers Trust; Vice President, Neuberger &
                                    Berman   Income   Funds;   Vice   President,
                                    Neuberger  &  Berman  Income   Trust;   Vice
                                    President,  Neuberger & Berman Equity Funds;
                                    Vice  President,  Neuberger & Berman  Equity
                                    Trust;   Vice  President,   Income  Managers
                                    Trust;   Vice  President,   Equity  Managers
                                    Trust;   Vice  President,   Global  Managers
                                    Trust;  Vice  President,  Neuberger & Berman
                                    Equity Assets.

Michael J. Weiner                   Vice President, Neuberger & Berman Advisers
Senior Vice President,              Management Trust; Vice President, Advisers
N&B Management                      Managers Trust; Vice President, Neuberger &
                                    Berman   Income   Funds;   Vice   President,
                                    Neuberger  &  Berman  Income   Trust;   Vice
                                    President,  Neuberger & Berman Equity Funds;
                                    Vice  President,  Neuberger & Berman  Equity
                                    Trust;   Vice  President,   Income  Managers
                                    Trust;   Vice  President,   Equity  Managers
                                    Trust;   Vice  President,   Global  Managers
                                    Trust;  Vice  President,  Neuberger & Berman
                                    Equity Assets.

Celeste Wischerth,                  Assistant Treasurer, Neuberger & Berman
Assistant Vice President,           Advisers Management Trust; Assistant
N&B Management                      Treasurer, Advisers Managers Trust;
                                    Assistant  Treasurer,   Neuberger  &  Berman
                                    Income Funds; Assistant Treasurer, Neuberger
                                    & Berman Income Trust;  Assistant Treasurer,
                                    Neuberger & Berman Equity  Funds;  Assistant
                                    Treasurer,  Neuberger & Berman Equity Trust;
                                    Assistant Treasurer,  Income Managers Trust;
                                    Assistant Treasurer,  Equity Managers Trust;
                                    Assistant Treasurer,  Global Managers Trust;
                                    Assistant  Treasurer,   Neuberger  &  Berman
                                    Equity Assets.



4/  Until 1997.
5/  Until 1997.

NAME                                BUSINESS AND OTHER CONNECTIONS

Lawrence Zicklin                    President and Trustee, Neuberger & Berman
Director, N&B Management;           Advisers Management Trust; President and
Principal, Neuberger & Berman       Trustee, Advisers Managers Trust; President
                                    and  Trustee,   Neuberger  &  Berman  Equity
                                    Funds;  President  and Trustee,  Neuberger &
                                    Berman Equity Trust;  President and Trustee,
                                    Equity  Managers  Trust;  President,  Global
                                    Managers   Trust;   President  and  Trustee,
                                    Neuberger & Berman Equity Assets.

      The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.


ITEM 29.    PRINCIPAL UNDERWRITERS.

      (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies and any series thereof:

            Neuberger & Berman Advisers Management Trust
            Neuberger & Berman Equity Assets
            Neuberger & Berman Equity Funds
            Neuberger & Berman Equity Trust
            Neuberger & Berman Income Funds

            N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

      (b)Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

NAME                                BUSINESS AND OTHER CONNECTIONS

Claudia A. Brandon                  Secretary, Neuberger & Berman Advisers
Vice President, N&B                 Management Trust; Secretary, Advisers
Management                          Managers Trust; Secretary, Neuberger &
                                    Berman Income Funds; Secretary,  Neuberger &
                                    Berman Income Trust; Secretary,  Neuberger &
                                    Berman Equity Funds; Secretary,  Neuberger &
                                    Berman  Equity  Trust;   Secretary,   Income
                                    Managers Trust;  Secretary,  Equity Managers
                                    Trust;  Secretary,  Global  Managers  Trust;
                                    Secretary, Neuberger & Berman Equity Assets.

Brooke A. Cobb                      Chief Investment Officer, Bainco
Vice President, N&B                 International Investors.6  Senior Vice
Management                          President and Senior Portfolio Manager,
                                    Putnam Investments.7

Stacy Cooper-Surge                  Assistant Secretary, Neuberger & Berman
Assistant Vice President,           Advisers Management Trust; Assistant
N&B Management                      Secretary, Advisers Managers Trust;
                                    Assistant  Secretary,   Neuberger  &  Berman
                                    Income Funds; Assistant Secretary, Neuberger
                                    & Berman Income Trust;  Assistant Secretary,
                                    Neuberger & Berman Equity  Funds;  Assistant
                                    Secretary,  Neuberger & Berman Equity Trust;
                                    Assistant Secretary,  Income Managers Trust;
                                    Assistant Secretary,  Equity Managers Trust;
                                    Assistant Secretary,  Global Managers Trust;
                                    Assistant  Secretary,   Neuberger  &  Berman
                                    Equity Assets.

Robert W. D'Alelio                  Senior Portfolio Manager, Putnam
Vice President, N&B                 Investments.8
Management

Barbara DiGiorgio,                  Assistant Treasurer, Neuberger & Berman
Assistant Vice President,           Advisers Management Trust; Assistant
N&B Management                      Treasurer, Advisers Managers Trust;
                                    Assistant  Treasurer,   Neuberger  &  Berman
                                    Income Funds; Assistant Treasurer, Neuberger
                                    & Berman Income Trust;  Assistant Treasurer,
                                    Neuberger & Berman Equity  Funds;  Assistant
                                    Treasurer,  Neuberger & Berman Equity Trust;
                                    Assistant Treasurer,  Income Managers Trust;
                                    Assistant Treasurer,  Equity Managers Trust;
                                    Assistant Treasurer,  Global Managers Trust;
                                    Assistant  Treasurer,   Neuberger  &  Berman
                                    Equity Assets.

Stanley Egener                      Chairman of the Board and Trustee,
President and Director,             Neuberger & Berman Advisers Management
N&B Management; Principal,          Trust; Chairman of the Board and Trustee,
Neuberger & Berman                  Advisers Managers Trust; Chairman of the
                                    Board and Trustee, Neuberger & Berman Income
                                    Funds;  Chairman  of the Board and  Trustee,
                                    Neuberger & Berman Income Trust; Chairman of
                                    the Board and  Trustee,  Neuberger  & Berman
                                    Equity  Funds;  Chairman  of the  Board  and
                                    Trustee,  Neuberger & Berman  Equity  Trust;
                                    Chairman  of the Board and  Trustee,  Income
                                    Managers  Trust;  Chairman  of the Board and
                                    Trustee,  Equity Managers Trust; Chairman of
                                    the  Board  and  Trustee,   Global  Managers
                                    Trust;  Chairman  of the Board and  Trustee,
                                    Neuberger & Berman Equity Assets.



6/  Until 1997.
7/  Until 1995.
8/  Until 1996.

NAME                                BUSINESS AND OTHER CONNECTIONS

Theodore P. Giuliano                President and Trustee, Neuberger & Berman
Vice President and                  Income Funds; President and Trustee,
Director, N&B Management;           Neuberger & Berman Income Trust; President
Principal, Neuberger & Berman       and Trustee, Income Managers Trust.

C. Carl Randolph                    Assistant Secretary, Neuberger & Berman
Principal, Neuberger & Berman       Advisers Management Trust; Assistant
                                    Secretary,    Advisers    Managers    Trust;
                                    Assistant  Secretary,   Neuberger  &  Berman
                                    Income Funds; Assistant Secretary, Neuberger
                                    & Berman Income Trust;  Assistant Secretary,
                                    Neuberger & Berman Equity  Funds;  Assistant
                                    Secretary,  Neuberger & Berman Equity Trust;
                                    Assistant Secretary,  Income Managers Trust;
                                    Assistant Secretary,  Equity Managers Trust;
                                    Assistant Secretary,  Global Managers Trust;
                                    Assistant  Secretary,   Neuberger  &  Berman
                                    Equity Assets.

Richard Russell                     Treasurer, Neuberger & Berman Advisers
Vice President,                     Management Trust; Treasurer, Advisers
N&B Management                      Managers Trust; Treasurer, Neuberger &
                                    Berman Income Funds; Treasurer,  Neuberger &
                                    Berman Income Trust; Treasurer,  Neuberger &
                                    Berman Equity Funds; Treasurer,  Neuberger &
                                    Berman  Equity  Trust;   Treasurer,   Income
                                    Managers Trust;  Treasurer,  Equity Managers
                                    Trust;  Treasurer,  Global  Managers  Trust;
                                    Treasurer, Neuberger & Berman Equity Assets.

Ingrid Saukaitis                    Project Director, Council on Economic
Assistant Vice President,           Priorities.9
N&B Management

Jennifer K. Silver                  Portfolio Manager and Director, Putnam
Vice President, N&B                 Investments.10
Management; Principal,
Neuberger & Berman

Daniel J. Sullivan                  Vice President, Neuberger & Berman Advisers
Senior Vice President,              Management Trust; Vice President, Advisers
N&B Management                      Managers Trust; Vice President, Neuberger &
                                    Berman   Income   Funds;   Vice   President,
                                    Neuberger  &  Berman  Income   Trust;   Vice
                                    President,  Neuberger & Berman Equity Funds;
                                    Vice  President,  Neuberger & Berman  Equity
                                    Trust;   Vice  President,   Income  Managers
                                    Trust;   Vice  President,   Equity  Managers
                                    Trust;   Vice  President,   Global  Managers
                                    Trust;  Vice  President,  Neuberger & Berman
                                    Equity Assets.


9/  Until 1997.
10/ Until 1997.

Michael J. Weiner                   Vice President, Neuberger & Berman Advisers
Senior Vice President,              Management Trust; Vice President, Advisers
N&B Management                      Managers Trust; Vice President, Neuberger &
                                    Berman   Income   Funds;   Vice   President,
                                    Neuberger  &  Berman  Income   Trust;   Vice
                                    President,  Neuberger & Berman Equity Funds;
                                    Vice  President,  Neuberger & Berman  Equity
                                    Trust;   Vice  President,   Income  Managers
                                    Trust;   Vice  President,   Equity  Managers
                                    Trust;   Vice  President,   Global  Managers
                                    Trust;  Vice  President,  Neuberger & Berman
                                    Equity Assets.

Celeste Wischerth,                  Assistant Treasurer, Neuberger & Berman
Assistant Vice President,           Advisers Management Trust; Assistant
N&B Management                      Treasurer, Advisers Managers Trust;
                                    Assistant  Treasurer,   Neuberger  &  Berman
                                    Income Funds; Assistant Treasurer, Neuberger
                                    & Berman Income Trust;  Assistant Treasurer,
                                    Neuberger & Berman Equity  Funds;  Assistant
                                    Treasurer,  Neuberger & Berman Equity Trust;
                                    Assistant Treasurer,  Income Managers Trust;
                                    Assistant Treasurer,  Equity Managers Trust;
                                    Assistant Treasurer,  Global Managers Trust;
                                    Assistant  Treasurer,   Neuberger  &  Berman
                                    Equity Assets.

Lawrence Zicklin                    President and Trustee, Neuberger & Berman
Director, N&B Management;           Advisers Management Trust; President and
Principal, Neuberger & Berman       Trustee, Advisers Managers Trust; President
                                    and  Trustee,   Neuberger  &  Berman  Equity
                                    Funds;  President  and Trustee,  Neuberger &
                                    Berman Equity Trust;  President and Trustee,
                                    Equity  Managers  Trust;  President,  Global
                                    Managers   Trust;   President  and  Trustee,
                                    Neuberger & Berman Equity Assets.

      The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

ITEM 29.    PRINCIPAL UNDERWRITERS.

            (a)  N&B   Management,   the  principal   underwriter   distributing
securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger & Berman Advisers Management Trust
            Neuberger & Berman Equity Funds
            Neuberger & Berman Equity Trust
            Neuberger & Berman Income Funds

            N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

          (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


                           POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER             WITH REGISTRANT
----                       ----------------             ---------------
Claudia A. Brandon         Vice President               Secretary

Patrick T. Byrne           Vice President               None

Richard A. Cantor          Chairman of the Board        None

Valerie Chang              Assistant Vice President     None

Brooke A. Cobb             Vice President               None

Robert Conti               Treasurer                    None

Stacy Cooper-Shugrue       Assistant Vice President     Assistant Secretary

Robert W. D'Alelio         Vice President               None

Clara Del Villar           Vice President               None

Barbara DiGiorgio          Assistant Vice President     Assistant Treasurer

Roberta D'Orio             Assistant Vice President     None

Stanley Egener             President and Director       Chairman of the
                                                        Board, Chief
                                                        Executive Officer,
                                                        and Trustee

Brian Gaffney              Vice President               None

Joseph G. Galli            Assistant Vice President     None

Robert I. Gendelman        Vice President               None

Theodore P. Giuliano       Vice President and Director  None

Michael J. Hanratty        Assistant Vice President     None

                           POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER             WITH REGISTRANT
----                       ----------------             ---------------

Leslie Holliday-Soto       Assistant Vice President     None

Jody L. Irwin              Assistant Vice President     None

Michael M. Kassen          Vice President and Director  None

Robert L. Ladd             Assistant Vice President     None

Irwin Lainoff              Director                     None

Josephine Mahaney          Vice President               None

Carmen G. Martinez         Assistant Vice President     None

Ellen Metzger              Vice President and Secretary None

Paul Metzger               Vice President               None

Loraine Olavarria          Assistant Secretary          None

Janet W. Prindle           Vice President               None

Joseph S. Quirk            Assistant Vice President     None

Kevin L. Risen             Vice President               None

Richard Russell            Vice President               Treasurer and
                                                        Principal Accounting
                                                        Officer

Ingrid Saukaitis           Assistant Vice President     None

Jennifer K. Silver         Vice President               None

Kent C. Simons             Vice President               None

Frederick B. Soule         Vice President               None

Daniel J. Sullivan         Senior Vice President        Vice President

Peter E. Sundman           Senior Vice President        None

Andrea Trachtenberg        Vice President of Marketing  None

Judith M. Vale             Vice President               None

Josephine Velez            Assistant Vice President     None

Susan Walsh                Vice President               None

Michael J. Weiner          Senior Vice President        Vice President and
                                                        Principal Financial
                                                        Officer

Celeste Wischerth          Assistant Vice President     Assistant Treasurer

Thomas Wolfe               Vice President               None

Lawrence Zicklin           Director                     Trustee and President

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

ITEM 31.    MANAGEMENT SERVICES

            Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 32.    UNDERTAKINGS

            Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, NEUBERGER & BERMAN INCOME TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 6 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 27th day of February, 1998.

                         NEUBERGER & BERMAN INCOME TRUST


                            By: /s/Theodore P. Giulano
                                --------------------------
                                Theodore P. Giulano
                                President

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Post-Effective Amendment No. 6has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                         Date
---------                     -----                         ----


/s/ John Cannon               Trustee                       February 27, 1998
-------------------------
John Cannon


/s/ Stanley Egener            Chairman of the Board,        February 27, 1998
-------------------------       Chief Executive Officer
Stanley Egener                  and Trustee


/s/ Theodore P. Giuliano      President and Trustee         February 27, 1998
-------------------------
Theodore P. Giuliano


/s/ Barry Hirsch              Trustee                       February 27, 1998
-------------------------
Barry Hirsch


/s/ Robert A. Kavesh          Trustee                       February 27, 1998
-------------------------
Robert A. Kavesh

Signature                    Title                           Date
---------                    -----                           ----

/s/ William E. Rulon         Trustee                         February 27, 1998
-------------------------
William E. Rulon


/s/ Richard Russell          Treasurer and                   February 27, 1998
-------------------------      Principal Accounting Officer
Richard Russell


/s/ Candace L. Straight      Trustee                         February 27, 1998
-------------------------
Candace L. Straight


/s/ Michael J. Weiner        Vice President and              February 27, 1998
-------------------------      Principal Financial Officer
Michael J. Weiner

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 25 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 27th day of February, 1998.

                              INCOME MANAGERS TRUST


                            By:/s/Theodore P. Giulano
                               ----------------------
                              Theodore P. Giulano
                              President

      Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  the
Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                              Date
---------                     -----                              ----

/s/ John Cannon               Trustee                         February 27, 1998
---------------
John Cannon


/s/Stanley Egener             Chairman of the Board,          February 27, 1998
-----------------              Chief Executive Officer
Stanley Egener                 and Trustee


/s/Theodore P. Giuliano       President and Trustee           February 27, 1998
-----------------------
Theodore P. Giuliano


/s/Barry Hirsch               Trustee                         February 27, 1998
---------------
Barry Hirsch


/s/Robert A. Kavesh           Trustee                         February 27, 1998
-------------------
Robert A. Kavesh


                                    (Signatures continued on next page)

Signature                     Title                              Date
---------                     -----                              ----


/s/William E. Rulon           Trustee                         February 27, 1998
-------------------
William E. Rulon


/s/Richard Russell            Treasurer and                   February 27, 1998
------------------             Principal Accounting Officer
Richard Russell


/s/Candace L. Straight        Trustee                         February 27, 1998
----------------------
Candace L. Straight


/s/Michael J. Weiner          Vice President and              February 27, 1998
--------------------           Principal Financial Officer
Michael J. Weiner

                         NEUBERGER & BERMAN INCOME TRUST
                   POST-EFFECTIVE AMENDMENT NO. 6 ON FORM N-1A

                                INDEX TO EXHIBITS

                                                                    Sequentially
Exhibit                                                               Numbered
NUMBER                           DESCRIPTION                            PAGE

(1)           (a)   Certificate of Trust.  Incorporated by              N.A.
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

              (b)   Trust Instrument of Neuberger & Berman              N.A.
                    Income Trust.  Incorporated by Reference to
                    Post-Effective Amendment No. 3 to
                    Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

              (c)   Schedule A - Current Series of Neuberger &          ____
                    Berman Income Trust.  Filed Herewith.

(2)           By-laws of Neuberger & Berman Income Trust.               N.A.
              Incorporated by Reference to Post-Effective
              Amendment No. 3 to Registrant's Registration
              Statement, File Nos. 33-62872 and 811-7724, EDGAR
              Accession No. 0000898432-96-00018.

(3)           Voting Trust Agreement.  None.                            N.A.

(4)           (a)   Trust Instrument of Neuberger & Berman              N.A.
                    Income Trust, Articles IV, V, and VI.
                    Incorporated by Reference to Post-Effective
                    Amendment No. 3 to Registrant's Registration
                    Statement, File Nos. 33-62872 and 811-7724,
                    EDGAR Accession No. 0000898432-96-00018.

              (b)   By-laws of Neuberger & Berman Income Trust          N.A.
                    Articles V, VI, and VIII.  Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

(5)           (a)   (i)    Management Agreement Between Income          N.A.
                           Managers Trust and Neuberger & Berman
                           Management Incorporated.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 21 to
                           Registration Statement of Neuberger &
                           Berman Income Funds, File Nos.
                           2-85229 and 811-3802, EDGAR Accession
                           No. 0000898432-96-00017.

                                                                    Sequentially
Exhibit                                                               Numbered
NUMBER                           DESCRIPTION                            PAGE

                    (ii)   Schedule A - Portfolios of Income             N.A
                           Managers Trust Currently Subject to
                           the Management Agreement. Incor-
                           porated by Reference to Post-
                           Effective Amendment No. 25 to
                           Registration Statement of Neuberger
                           & Berman Income Funds, File Nos.
                           2-85229 and 811-3802, EDGAR
                           Accession No. 0000898432-98-000246.

                    (iii)  Schedule B - Schedule of Compensation        N.A.
                           Under the Management Agreement.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 25 to
                           Registration Statement of Neuberger
                           & Berman Income Funds, File Nos.
                           2-85229 and 811-3802, EDGAR
                           Accession No. 0000898432-98-000246.

              (b)   (i)    Sub-Advisory Agreement Between               N.A.
                           Neuberger & Berman Management
                           Incorporated and Neuberger & Berman,
                           L.P. with Respect to Income Managers
                           Trust.  Incorporated by Reference to
                           Post-Effective Amendment No. 21 to
                           Registration Statement of Neuberger &
                           Berman Income Funds, File Nos.
                           2-85229 and 811-3802, EDGAR Accession
                            No. 0000898432-96-00017.

                    (ii)   Schedule A - Portfolios of Income            N.A.
                           Managers Trust Currently Subject to
                           the Sub-Advisory Agreement. Incor-
                           porated by Reference to Post-
                           Effective Amendment No. 25 to
                           Registration Statement of Neuberger
                           & Berman Income Funds, File Nos.
                           2-85229 and 811-3802, EDGAR
                           Accession No. 0000898432-98-000246.

                    (iii)  Substitution Agreement Among                 N.A.
                           Neuberger & Berman Management
                           Incorporated, Income Managers Trust,
                           Neuberger & Berman, L.P., and
                           Neuberger & Berman, LLC.
                           Incorporated by reference to
                           Post-Effective Amendment No. 5 to
                           Registrant's Registration Statement,
                           File Nos. 33-62872 and 811-7724,
                           EDGAR Accession No.
                           0000898432-97-00040.

(6)           (a)   Distribution Agreement Between Neuberger &          N.A.
                    Berman Income Trust and Neuberger & Berman
                    Management Incorporated.  Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

              (b)   Schedule A - Series of Neuberger & Berman           ____
                    Income Trust Currently Subject to the
                    Distribution Agreement. Filed Herewith.

(7)           Bonus, Profit Sharing or Pension Plans.  None.            N.A.

(8)           (a)   Custodian Contract Between Neuberger &              N.A.
                    Berman Income Trust and State Street Bank and Trust Company. Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

                                                                    Sequentially
Exhibit                                                               Numbered
NUMBER                           DESCRIPTION                            PAGE

              (b)   Schedule of Compensation under the Custodian        N.A.
                    Contract.  Incorporated by Reference to Post-
                    Effective Amendment No. 5 to Registrant's
                    Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No.
                    0000898432-97-000040.

              (c)   Agreement between Neuberger & Berman Income         ____
                    Trust and State Street Bank and Trust
                    Company relating to the merger of Neuberger
                    & Berman Ultra Short Bond Trust and
                    Neuberger & Berman Limited Maturity Bond
                    Trust.  Filed Herewith.

(9)           (a)   (i)    Transfer Agency and Service Agreement        N.A.
                           Between Neuberger & Berman Income
                           Trust and State Street Bank and Trust
                           Company.  Incorporated by Reference
                           to Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-62872 and 811-7724,
                           EDGAR Accession No.
                           0000898432-96-00018.

                    (ii)   First Amendment to Transfer Agency           N.A.
                           and Service Agreement between
                           Neuberger & Berman Income Trust and
                           State Street Bank and Trust Company.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-62872 and 811-7724,
                           EDGAR Accession No.
                           0000898432-96-00018.

                    (iii)  Schedule of Compensation under the            N.A.
                           Transfer Agency and Service
                           Agreement.  Incorporated by Reference
                           to Post-Effective Amendment No. 5
                           to Registrant's Registration Statement,
                           File Nos. 33-62872 and 811-7724, EDGAR
                           Accession No. 0000898432-97-000040.

              (b)   (i)    Administration Agreement Between             N.A.
                           Neuberger & Berman Income Trust and
                           Neuberger & Berman Management
                           Incorporated.  Incorporated by
                           Reference to Post-Effective Amendment
                           No. 3 to Registrant's Registration
                           Statement, File Nos. 33-62872 and
                           811-7724, EDGAR Accession No.
                           0000898432-96-00018.

                    (ii)   Schedule A - Series of Neuberger &           ____
                           Berman Income Trust Currently Subject
                           to the Administration Agreement.
                           Filed Herewith.

                    (iii)  Schedule B - Schedule of Compensation         N.A.
                           Under the Administration Agreement.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 3 to Registrant's
                           Registration Statement, File Nos.
                           33-62872 and 811-7724, EDGAR Accession
                           No. 0000898432-96-00018.

                                                                    Sequentially
Exhibit                                                               Numbered
NUMBER                           DESCRIPTION                            PAGE

(10)          Opinion and Consent of Kirkpatrick & Lockhart on          ____
              Securities Matters.  Filed Herewith.

(11)          Other Opinions, Appraisals, Rulings and Consents:

                    Consent of Ernst & Young LLP, Independent           ____
                    Auditors.  Filed Herewith.

(12)          Financial Statements Omitted from Prospectus.             N.A.
              None.

(13)          Letter of Investment Intent.  None.                       N.A.

(14)          Prototype Retirement Plan.  None.                         N.A.

(15)          Plan Pursuant to Rule 12b-1.  None.                       N.A.

(16)          Schedule of Computation of Performance                    N.A.
              Quotations.  Incorporated by Reference to
              Post-Effective Amendment No. 1 to Registrant's
              Registration Statement, File Nos. 33-62872 and
              811-7724.

(17)          Financial Data Schedules.  Filed Herewith.                ____

(18)          Plan Pursuant to Rule 18-3f.  None.                       N.A.